Schedule of Investments
Principal Active High Yield ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS - 89 .74%
Principal
Amount Value
Aerospace & Defense - 1 .38% — —
Bombardier, Inc.
7.00%, 06/01/2032
(a),(b)
$ 95,000 $ 99,364
7.25%, 07/01/2031
(a)
402,000 424,988
7.50%, 02/01/2029
(a)
1,115,000 1,179,772
8.75%, 11/15/2030
(a)
1,390,000 1,526,323
$ 3,230,447
Airlines - 0 .04%
United Airlines Pass-Through Trust , Class B
3.65%, 07/07/2027 107,276 104,920
Auto Parts & Equipment - 0 .98%
Dana, Inc.
4.25%, 09/01/2030 2,325,000 2,087,583
Phinia, Inc.
6.75%, 04/15/2029
(a)
195,000 201,242
$ 2,288,825
Banks - 2 .87%
Barclays PLC
(5-year Treasury Constant Maturity Rate +
5.43%),
8.00%, 03/15/2029
(c),(d)
3,199,000 3,368,838
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing
Rate + 3.13%),
4.60%, 02/01/2025
(c),(d)
3,364,000 3,334,819
$ 6,703,657
Building Materials - 2 .81%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(a)
3,050,000 3,190,553
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
3,344,000 3,356,343
$ 6,546,896
Chemicals - 4 .95%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(a)
2,156,000 1,822,446
12.00%, 02/15/2031
(a)
1,100,000 1,106,546
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%, 11/01/2026
(a),(e)
2,329,582 1,942,289
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(a),(b)
3,615,000 3,497,926
7.25%, 06/15/2031
(a)
213,000 221,643
Vibrantz Technologies, Inc.
9.00%, 02/15/2030
(a)
3,159,000 2,951,105
$ 11,541,955
Commercial Services - 3 .33%
Albion Financing 1 SARL/Aggreko Holdings,
Inc.
6.13%, 10/15/2026
(a)
1,866,000 1,872,037
Garda World Security Corp.
6.00%, 06/01/2029
(a)
1,470,000 1,410,720
9.50%, 11/01/2027
(a)
1,921,000 1,923,524
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026
(a)
2,570,000 2,556,025
$ 7,762,306
Computers - 3 .20%
McAfee Corp.
7.38%, 02/15/2030
(a)
2,200,000 2,145,787
NCR Atleos Corp.
9.50%, 04/01/2029
(a)
1,965,000 2,163,207
Seagate HDD Cayman
5.75%, 12/01/2034 1,175,000 1,184,357
9.63%, 12/01/2032 1,694,372 1,967,403
$ 7,460,754
Distribution & Wholesale - 0 .98%
Verde Purchaser LLC
10.50%, 11/30/2030
(a)
2,097,000 2,275,744
BONDS (continued)
Principal
Amount Value
Diversified Financial Services - 9 .44%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate +
4.54%),
5.88%, 10/10/2079
(b),(d)
$ 3,186,000 $ 3,185,939
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(d)
1,814,000 1,880,732
Credit Acceptance Corp.
9.25%, 12/15/2028
(a)
3,080,000 3,293,767
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(a)
3,283,000 3,375,279
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(a)
3,060,000 3,105,147
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029
(a)
1,713,000 1,814,241
8.38%, 05/01/2028
(a)
1,835,000 1,929,144
OneMain Finance Corp.
3.50%, 01/15/2027 239,000 228,441
4.00%, 09/15/2030 3,021,000 2,690,738
6.63%, 01/15/2028 462,000 470,401
7.50%, 05/15/2031 50,000 51,469
$ 22,025,298
Electric - 5 .39%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(a)
3,496,000 3,201,182
GenOn Energy, Inc.
0.00%, 10/15/2020
(f),(g),(h)
3,100,000 —
Lightning Power LLC
7.25%, 08/15/2032
(a)
3,377,000 3,551,040
NRG Energy, Inc.
3.63%, 02/15/2031
(a)
1,811,000 1,640,996
3.88%, 02/15/2032
(a)
220,000 200,433
(5-year Treasury Constant Maturity Rate +
5.92%),
10.25%, 03/15/2028
(a),(c),(d)
441,000 497,432
Vistra Corp.
(5-year Treasury Constant Maturity Rate +
5.74%),
7.00%, 12/15/2026
(a),(c),(d)
1,339,000 1,366,857
Vistra Operations Co. LLC
4.38%, 05/01/2029
(a)
2,172,000 2,102,229
$ 12,560,169
Electronics - 1 .22%
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(a)
2,789,000 2,855,056
Entertainment - 6 .74%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(a)
3,166,000 3,274,955
CCM Merger, Inc.
6.38%, 05/01/2026
(a)
3,010,000 3,005,685
Churchill Downs, Inc.
5.75%, 04/01/2030
(a)
3,257,000 3,260,568
Cinemark USA, Inc.
5.25%, 07/15/2028
(a)
2,281,000 2,242,861
7.00%, 08/01/2032
(a)
957,000 999,069
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(a)
2,234,000 1,637,873
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.13%, 02/15/2031
(a)
1,197,000 1,291,441
$ 15,712,452
Food - 1 .48%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(a)
2,767,000 2,905,685
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(a)
508,000 538,920
$ 3,444,605

Schedule of Investments
Principal Active High Yield ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Forest Products & Paper - 0 .31%
Mercer International, Inc.
5.13%, 02/01/2029 $ 774,000 $ 660,353
12.88%, 10/01/2028
(a)
55,000 57,739
$ 718,092
Healthcare - Services - 1 .52%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(a)
3,342,000 3,182,554
Star Parent, Inc.
9.00%, 10/01/2030
(a)
348,000 373,605
$ 3,556,159
Home Builders - 1 .96%
Adams Homes, Inc.
9.25%, 10/15/2028
(a)
2,182,000 2,328,015
Forestar Group, Inc.
5.00%, 03/01/2028
(a)
2,307,000 2,247,058
$ 4,575,073
Household Products & Wares - 0 .70%
Kronos Acquisition Holdings, Inc.
10.75%, 06/30/2032
(a)
1,721,000 1,625,036
Insurance - 1 .05%
Acrisure LLC/Acrisure Finance, Inc.
6.00%, 08/01/2029
(a)
2,530,000 2,440,113
Investment Companies - 2 .51%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(a)
2,855,000 2,773,646
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.38%, 02/01/2029 3,525,000 3,080,667
$ 5,854,313
Iron & Steel - 1 .04%
TMS International Corp.
6.25%, 04/15/2029
(a)
2,550,000 2,428,264
Lodging - 0 .36%
Wynn Macau Ltd.
5.63%, 08/26/2028
(a)
868,000 842,734
Machinery - Construction, & Mining - 0 .13%
Terex Corp.
6.25%, 10/15/2032
(a)
310,000 310,000
Machinery - Diversified - 1 .20%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(a)
2,640,000 2,798,292
Media - 3 .96%
CSC Holdings LLC
4.50%, 11/15/2031
(a),(b)
3,264,000 2,376,164
Directv Financing LLC
8.88%, 02/01/2030
(a)
187,000 188,111
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.88%, 08/15/2027
(a)
2,997,000 2,942,552
DISH DBS Corp.
5.25%, 12/01/2026
(a)
284 262
DISH Network Corp.
11.75%, 11/15/2027
(a)
2,117,000 2,221,855
Scripps Escrow II, Inc.
5.38%, 01/15/2031
(a)
832,000 479,286
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(a)
1,025,000 1,020,506
$ 9,228,736
Mining - 1 .43%
Taseko Mines Ltd.
8.25%, 05/01/2030
(a)
3,188,000 3,345,731
Oil & Gas - 4 .84%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(a)
1,011,000 1,024,396
8.25%, 02/15/2026
(a)
2,531,000 2,560,906
Civitas Resources, Inc.
8.63%, 11/01/2030
(a)
2,088,000 2,212,188
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
Transocean, Inc.
8.50%, 05/15/2031
(a)
$ 3,335,000 $ 3,313,820
Vital Energy, Inc.
9.75%, 10/15/2030 2,030,000 2,169,116
$ 11,280,426
Oil & Gas Services - 0 .96%
Archrock Partners LP/Archrock Partners Finance
Corp.
6.25%, 04/01/2028
(a)
2,229,000 2,240,076
Packaging & Containers - 1 .45%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029
(a)
262,000 264,485
6.88%, 01/15/2030
(a)
105,000 107,229
8.75%, 04/15/2030
(a)
957,000 971,779
LABL, Inc.
5.88%, 11/01/2028
(a)
522,000 488,877
8.25%, 11/01/2029
(a),(b)
909,000 820,309
9.50%, 11/01/2028
(a)
695,000 718,129
$ 3,370,808
Pharmaceuticals - 7 .07%
AdaptHealth LLC
5.13%, 03/01/2030
(a)
3,813,000 3,569,129
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a),(b)
3,120,000 3,047,953
BellRing Brands, Inc.
7.00%, 03/15/2030
(a)
1,786,000 1,869,170
Endo Finance Holdings, Inc.
8.50%, 04/15/2031
(a),(b)
1,729,000 1,852,681
Jazz Securities DAC
4.38%, 01/15/2029
(a)
3,040,000 2,940,031
Owens & Minor, Inc.
4.50%, 03/31/2029
(a),(b)
3,539,000 3,200,457
$ 16,479,421
Pipelines - 3 .57%
Hess Midstream Operations LP
4.25%, 02/15/2030
(a)
3,028,000 2,891,282
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.13%, 02/15/2029
(a)
468,000 479,862
8.38%, 02/15/2032
(a)
1,719,000 1,771,524
Venture Global LNG, Inc.
7.00%, 01/15/2030
(a)
930,000 950,104
8.38%, 06/01/2031
(a)
202,000 213,297
9.50%, 02/01/2029
(a)
1,787,000 2,013,064
$ 8,319,133
REITs - 3 .43%
CBL & Associates LP
0.00%, 12/15/2026
(f),(g),(h)
6,000,000 —
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026
(a)
1,588,000 1,537,795
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.75%, 06/15/2029
(a)
4,104,000 4,008,266
7.00%, 07/15/2031
(a)
65,000 68,915
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.00%, 01/15/2030
(a)
2,804,000 2,391,590
$ 8,006,566
Retail - 2 .94%
Bath & Body Works, Inc.
5.25%, 02/01/2028 344,000 343,593
6.63%, 10/01/2030
(a)
567,000 578,022
6.75%, 07/01/2036 297,000 306,091
9.38%, 07/01/2025
(a)
30,000 30,794
Carvana Co.
13.00%, PIK 13.00%, 06/01/2030
(a),(e)
1,281,000 1,392,928
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(a)
1,349,000 1,288,063

Schedule of Investments
Principal Active High Yield ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Retail (continued)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc. (continued)
6.75%, 01/15/2030
(a)
$ 967,000 $ 900,913
Park River Holdings, Inc.
5.63%, 02/01/2029
(a)
1,135,000 974,338
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(a)
998,000 1,047,851
$ 6,862,593
Software - 0 .94%
Cloud Software Group, Inc.
6.50%, 03/31/2029
(a)
40,000 39,799
9.00%, 09/30/2029
(a)
2,106,000 2,143,087
$ 2,182,886
Telecommunications - 2 .70%
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029
(a)
2,605,000 2,520,950
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(a)
1,718,000 1,852,159
Level 3 Financing, Inc.
10.50%, 05/15/2030
(a)
413,000 444,491
10.75%, 12/15/2030
(a)
887,000 973,444
Zayo Group Holdings, Inc.
4.00%, 03/01/2027
(a)
312,000 279,066
6.13%, 03/01/2028
(a)
262,000 217,460
$ 6,287,570
Transportation - 0 .86%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(a)
1,915,000 1,995,951
TOTAL BONDS a $ 209,261,057
SENIOR FLOATING RATE INTERESTS
- 5 .74%
Principal
Amount Value
Airlines - 2 .12% – —
American Airlines, Inc., 2021 Term Loan
(3-month Term Secured Overnight Financing
Rate + 4.75%),
10.29%, 04/20/2028 $ 2,211,563 $ 2,271,452
United Airlines, Inc., 2024 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 2.75%),
8.03%, 02/22/2031 1,144,405 1,144,759
WestJet Loyalty LP, Term Loan B
(3-month Term Secured Overnight Financing
Rate + 3.75%),
8.35%, 02/14/2031 1,552,200 1,534,086
$ 4,950,297
Building Materials - 0 .64%
MI Windows & Doors LLC, 2024 Term Loan B2
(1-month Term Secured Overnight Financing
Rate + 3.50%),
8.35%, 03/28/2031 1,501,238 1,502,484
Food - 1 .18%
Fiesta Purchaser, Inc., 2024 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 4.00%),
8.85%, 02/12/2031 2,748,113 2,747,481
Forest Products & Paper - 0 .48%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 6.50%),
11.75%, 05/19/2028 1,399,140 1,107,069
Household Products & Wares - 0 .43%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(3-month Term Secured Overnight Financing
Rate + 4.00%),
9.31%, 07/08/2031 1,065,000 995,775
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Mining - 0 .38%
Arsenal AIC Parent LLC, 2024 1st Lien Term
Loan B
(1-month Term Secured Overnight Financing
Rate + 3.25%),
8.10%, 08/18/2030 $ 895,978 $ 894,186
Pharmaceuticals - 0 .39%
Endo Luxembourg Finance Co. I SARL, 2024
Term Loan B
(3-month Term Secured Overnight Financing
Rate + 4.50%),
9.78%, 04/23/2031 920,000 918,657
Telecommunications - 0 .12%
Zayo Group Holdings, Inc., USD Term Loan
0.00%, 03/09/2027
(i)
315,000 287,242
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 13,403,191
INVESTMENT COMPANIES - 7 .53 % Shares Held Value
Money Market Funds - 7 .53% - —
Principal Government Money Market Fund,
Class R-6 4.91%
(j),(k),(l)
11,066,955 $ 11,066,955
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(j)
6,490,617 6,490,617
TOTAL INVESTMENT COMPANIES a $ 17,557,572
Total Investments $ 240,221,820
Other Assets and Liabilities - (3.01%) (7,030,990)
TOTAL NET ASSETS - 100.00% $ 233,190,830
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $182,145,597 or 78.11% of net assets.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $10,795,151 or 4.63% of net assets.
(c)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)
Security is defaulted.
(g)
Non-income producing security.
(h)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(i)
This Senior Floating Rate Interest will settle after September 30, 2024, at which time the interest rate will be determined.
(j)
1-day yield shown as of period end.
(k)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(l)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,066,955 or 4.75% of net assets.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2024 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
September 30, 2024
Value
Principal Government Money Market Fund, Class R-6 4.91% $ 7,350,220 $ 25,071,148 $ 21,354,413 $ 11,066,955
$ 7,350,220 $ 25,071,148 $ 21,354,413 $ 11,066,955
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.91% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Focused Blue Chip ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .70 % Shares Held Value
Aerospace & Defense - 4 .76% - —
TransDigm Group, Inc. 2,734 $ 3,901,773
Distribution & Wholesale - 2 .31%
Copart, Inc.
(a)
36,066 1,889,858
Diversified Financial Services - 13 .59%
Charles Schwab Corp. 27,190 1,762,184
Mastercard, Inc., Class A 11,529 5,693,020
Visa, Inc., Class A 13,374 3,677,181
$ 11,132,385
Electronics - 0 .00%
Amphenol Corp., Class A 23 1,499
Healthcare - Products - 7 .27%
Danaher Corp. 13,592 3,778,848
Thermo Fisher Scientific, Inc. 3,516 2,174,892
$ 5,953,740
Insurance - 4 .74%
Progressive Corp. 15,309 3,884,812
Internet - 26 .68%
Alphabet, Inc., Class C 56,343 9,419,986
Amazon.com, Inc.
(a)
51,228 9,545,314
Netflix, Inc.
(a)
4,078 2,892,403
$ 21,857,703
Lodging - 3 .14%
Hilton Worldwide Holdings, Inc. 11,145 2,568,923
Pharmaceuticals - 2 .37%
Zoetis, Inc. 9,921 1,938,365
Private Equity - 5 .05%
Brookfield Corp., Class A 77,883 4,139,482
Real Estate - 2 .56%
CoStar Group, Inc.
(a)
27,850 2,101,004
Retail - 2 .41%
O'Reilly Automotive, Inc.
(a)
1,717 1,977,297
Software - 24 .82%
Adobe, Inc.
(a)
5,045 2,612,200
Cadence Design Systems, Inc.
(a)
6,794 1,841,378
Intuit, Inc. 4,629 2,874,609
Microsoft Corp. 25,376 10,919,293
Roper Technologies, Inc. 3,747 2,084,980
$ 20,332,460
TOTAL COMMON STOCKS a $ 81,679,301
INVESTMENT COMPANIES - 0 .58 % Shares Held Value
Money Market Funds - 0 .58% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(b)
474,050 $ 474,050
TOTAL INVESTMENT COMPANIES a $ 474,050
Total Investments $ 82,153,351
Other Assets and Liabilities - (0.28%) (229,039)
TOTAL NET ASSETS - 100.00% $ 81,924,312
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
September 30, 2024
Value
Principal Government Money Market Fund, Class R-6 4.91% $ — $ 3,029,171 $ 3,029,171 $ —
$ — $ 3,029,171 $ 3,029,171 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.91% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS - 98 .49%
Principal
Amount Value
Aerospace & Defense - 3 .61% — —
BAE Systems PLC
5.00%, 03/26/2027
(a)
$ 385,000 $ 391,218
Boeing Co.
2.20%, 02/04/2026 563,000 542,163
6.26%, 05/01/2027
(a)
166,000 171,465
6.53%, 05/01/2034
(a)
450,000 482,969
L3Harris Technologies, Inc.
5.05%, 06/01/2029 168,000 173,038
RTX Corp.
4.13%, 11/16/2028 1,223,000 1,219,923
6.10%, 03/15/2034 230,000 253,915
$ 3,234,691
Agriculture - 0 .98%
BAT Capital Corp.
4.54%, 08/15/2047 415,000 350,536
4.76%, 09/06/2049 330,000 284,775
5.83%, 02/20/2031 227,000 240,785
$ 876,096
Airlines - 1 .82%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(a)
1,132,078 1,130,738
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 481,000 495,535
$ 1,626,273
Auto Manufacturers - 2 .25%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 420,000 426,901
6.13%, 03/08/2034 234,000 236,924
Hyundai Capital America
5.30%, 06/24/2029
(a)
230,000 236,811
5.40%, 01/08/2031
(a)
281,000 290,465
5.40%, 06/24/2031
(a)
190,000 197,041
6.50%, 01/16/2029
(a)
584,000 626,495
$ 2,014,637
Banks - 25 .79%
AIB Group PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.87%, 03/28/2035
(a),(b)
479,000 505,014
Bank of America Corp.
(6-month Secured Overnight Financing Rate
+ 1.32%),
2.69%, 04/22/2032
(b)
2,178,000 1,942,491
Bank of New York Mellon Corp.
(6-month Secured Overnight Financing Rate
+ 1.61%),
4.97%, 04/26/2034
(b)
804,000 823,651
Barclays PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.34%, 09/10/2035
(b)
299,000 302,327
Citigroup, Inc.
(6-month Secured Overnight Financing Rate
+ 1.54%),
5.61%, 09/29/2026
(b)
1,151,000 1,160,977
Commonwealth Bank of Australia
5.84%, 03/13/2034
(a)
322,000 339,638
Danske Bank AS
(5-year Treasury Constant Maturity Rate +
1.10%),
4.61%, 10/02/2030
(a),(b)
270,000 269,691
(1-year Treasury Constant Maturity Rate +
1.40%),
5.71%, 03/01/2030
(a),(b)
428,000 446,079
Deutsche Bank AG
(6-month Secured Overnight Financing Rate
+ 2.05%),
5.40%, 09/11/2035
(b)
349,000 351,252
BONDS (continued)
Principal
Amount Value
Banks (continued)
Deutsche Bank AG (continued)
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.71%, 02/08/2028
(b)
$ 341,000 $ 348,375
Fifth Third Bancorp
(6-month Secured Overnight Financing Rate
+ 1.84%),
5.63%, 01/29/2032
(b)
278,000 290,376
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate
+ 1.06%),
5.60%, 05/17/2028
(b)
915,000 940,680
(6-month Secured Overnight Financing Rate
+ 1.52%),
5.73%, 05/17/2032
(b)
220,000 231,754
Huntington Bancshares, Inc.
(6-month Secured Overnight Financing Rate
+ 1.87%),
5.71%, 02/02/2035
(b)
812,000 845,337
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate
+ 1.81%),
6.25%, 10/23/2034
(b)
2,152,000 2,393,437
KeyBank NA
5.00%, 01/26/2033
(c)
259,000 256,646
KeyCorp
(6-month Secured Overnight Financing Rate
+ 2.42%),
6.40%, 03/06/2035
(b)
312,000 339,225
Morgan Stanley
(6-month Secured Overnight Financing Rate
+ 1.56%),
5.32%, 07/19/2035
(b)
678,000 704,051
(6-month Secured Overnight Financing Rate
+ 1.73%),
5.47%, 01/18/2035
(b)
2,822,000 2,950,658
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.83%, 04/19/2035
(b)
136,000 146,084
PNC Financial Services Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.60%),
5.40%, 07/23/2035
(b)
280,000 291,985
(6-month Secured Overnight Financing Rate
+ 1.90%),
5.68%, 01/22/2035
(b)
1,230,000 1,303,944
(6-month Secured Overnight Financing Rate
+ 2.28%),
6.88%, 10/20/2034
(b)
164,000 187,776
Truist Financial Corp.
(6-month Secured Overnight Financing Rate
+ 1.62%),
5.44%, 01/24/2030
(b)
170,000 175,960
(6-month Secured Overnight Financing Rate
+ 1.92%),
5.71%, 01/24/2035
(b)
195,000 205,430
(6-month Secured Overnight Financing Rate
+ 1.63%),
5.90%, 10/28/2026
(b)
385,000 389,950
(6-month Secured Overnight Financing Rate
+ 2.45%),
7.16%, 10/30/2029
(b)
395,000 432,969
U.S. Bancorp
(6-month Secured Overnight Financing Rate
+ 1.25%),
5.10%, 07/23/2030
(b)
270,000 277,914
(6-month Secured Overnight Financing Rate
+ 1.86%),
5.68%, 01/23/2035
(b)
372,000 394,319

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
UBS Group AG
(1-year Treasury Constant Maturity Rate +
1.75%),
4.75%, 05/12/2028
(a),(b)
$ 1,372,000 $ 1,380,764
(1-year Treasury Constant Maturity Rate +
1.77%),
5.70%, 02/08/2035
(a),(b)
229,000 241,728
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate
+ 2.10%),
2.39%, 06/02/2028
(b)
1,929,000 1,834,126
Westpac Banking Corp.
(5-year Treasury Constant Maturity Rate +
2.00%),
4.11%, 07/24/2034
(b)
400,000 386,839
$ 23,091,447
Beverages - 1 .38%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.90%, 02/01/2046 352,000 346,665
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038 921,000 888,310
$ 1,234,975
Biotechnology - 0 .86%
Amgen, Inc.
5.60%, 03/02/2043 729,000 765,878
Building Materials - 0 .61%
CRH America Finance, Inc.
5.40%, 05/21/2034 332,000 346,157
Trane Technologies Financing Ltd.
5.10%, 06/13/2034 192,000 200,090
$ 546,247
Chemicals - 0 .23%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(a)
227,000 210,224
Commercial Services - 0 .26%
Ashtead Capital, Inc.
5.80%, 04/15/2034
(a)
224,000 234,088
Computers - 1 .32%
Apple, Inc.
3.95%, 08/08/2052 169,000 148,941
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026 325,000 325,655
4.55%, 10/15/2029 275,000 274,294
5.00%, 10/15/2034 350,000 346,507
5.60%, 10/15/2054 90,000 88,355
$ 1,183,752
Diversified Financial Services - 2 .66%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.40%, 10/29/2033 1,088,000 962,612
3.85%, 10/29/2041 790 660
4.63%, 09/10/2029 182,000 182,090
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(b)
185,000 191,806
Aircastle Ltd.
5.95%, 02/15/2029
(a)
135,000 139,834
Aircastle Ltd./Aircastle Ireland DAC
5.75%, 10/01/2031
(a)
481,000 494,564
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(a)
625,342 414,312
$ 2,385,878
Electric - 8 .51%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(a)
135,000 142,545
Commonwealth Edison Co.
4.00%, 03/01/2049 636,000 531,007
BONDS (continued)
Principal
Amount Value
Electric (continued)
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053 $ 144,000 $ 159,246
Duke Energy Carolinas LLC
3.75%, 06/01/2045 636,000 525,454
Duke Energy Florida LLC
6.20%, 11/15/2053 180,000 206,836
FirstEnergy Corp.
4.85%, 07/15/2047 478,000 438,063
Florida Power & Light Co.
3.95%, 03/01/2048 478,000 410,667
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(a)
338,000 359,969
Kentucky Utilities Co.
4.38%, 10/01/2045 687,000 613,147
MidAmerican Energy Co.
3.15%, 04/15/2050 250,000 183,078
4.40%, 10/15/2044 636,000 579,729
Monongahela Power Co.
3.55%, 05/15/2027
(a)
494,000 484,950
Northern States Power Co.
5.10%, 05/15/2053 343,000 346,051
NRG Energy, Inc.
2.00%, 12/02/2025
(a)
642,000 619,426
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054
(a)
172,000 183,019
Pacific Gas & Electric Co.
2.95%, 03/01/2026 1,210,000 1,180,919
5.55%, 05/15/2029 420,000 436,268
Southwestern Public Service Co.
6.00%, 06/01/2054 202,000 221,007
$ 7,621,381
Engineering & Construction - 0 .24%
CIMIC Finance USA Pty. Ltd.
7.00%, 03/25/2034
(a)
198,000 212,567
Entertainment - 1 .22%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 1,225,000 1,088,207
Food - 0 .47%
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
4.38%, 02/02/2052 530,400 421,265
Sysco Corp.
3.15%, 12/14/2051 736 515
$ 421,780
Gas - 2 .07%
NiSource, Inc.
0.95%, 08/15/2025 1,539,000 1,490,269
5.25%, 03/30/2028 87,000 89,617
Southern California Gas Co.
5.05%, 09/01/2034 264,000 272,233
$ 1,852,119
Healthcare - Products - 1 .32%
Boston Scientific Corp.
2.65%, 06/01/2030 1,286,000 1,182,127
Healthcare - Services - 3 .75%
Centene Corp.
2.45%, 07/15/2028
(c)
1,377,000 1,268,114
HCA, Inc.
5.45%, 04/01/2031 307,000 319,864
5.45%, 09/15/2034 468,000 481,543
6.00%, 04/01/2054 138,000 145,811
UnitedHealth Group, Inc.
2.75%, 05/15/2040 652,000 499,060
5.38%, 04/15/2054 106,000 110,193
5.63%, 07/15/2054 250,000 268,200
5.75%, 07/15/2064 250,000 269,877
$ 3,362,662

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Insurance - 4 .21%
AIA Group Ltd.
5.40%, 09/30/2054
(a)
$ 300,000 $ 300,333
American International Group, Inc.
5.13%, 03/27/2033 262,000 270,002
American National Group, Inc.
5.75%, 10/01/2029 185,000 186,069
Aon North America, Inc.
5.75%, 03/01/2054 277,000 293,437
Arthur J Gallagher & Co.
2.40%, 11/09/2031 790,000 675,079
6.75%, 02/15/2054 709,000 834,530
Athene Holding Ltd.
6.25%, 04/01/2054 361,000 384,843
Corebridge Financial, Inc.
5.75%, 01/15/2034 504,000 531,221
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 7,000 4,683
MetLife, Inc.
5.00%, 07/15/2052 119,000 117,789
5.30%, 12/15/2034 167,000 175,430
$ 3,773,416
Internet - 1 .22%
Meta Platforms, Inc.
5.40%, 08/15/2054 191,000 200,102
Netflix, Inc.
5.88%, 11/15/2028 837,000 891,964
$ 1,092,066
Iron & Steel - 0 .12%
Steel Dynamics, Inc.
5.38%, 08/15/2034 103,000 106,303
Media - 1 .47%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%, 03/01/2050 415,000 317,712
Comcast Corp.
3.97%, 11/01/2047 733,000 612,465
5.65%, 06/01/2054 108,000 115,337
Paramount Global
4.20%, 05/19/2032
(c)
310,000 274,897
$ 1,320,411
Mining - 1 .87%
Glencore Funding LLC
5.37%, 04/04/2029
(a)
983,000 1,016,149
6.13%, 10/06/2028
(a)
619,000 655,857
$ 1,672,006
Oil & Gas - 2 .10%
Diamondback Energy, Inc.
5.75%, 04/18/2054 332,000 334,547
Marathon Oil Corp.
4.40%, 07/15/2027 148,000 148,179
5.70%, 04/01/2034 193,000 207,104
6.60%, 10/01/2037 191,000 218,347
Occidental Petroleum Corp.
5.20%, 08/01/2029 175,000 177,905
6.60%, 03/15/2046 489,000 526,158
Saudi Arabian Oil Co.
5.75%, 07/17/2054
(a)
262,000 265,280
$ 1,877,520
Packaging & Containers - 1 .67%
Packaging Corp. of America
5.70%, 12/01/2033 584,000 621,273
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(a)
559,000 577,483
Sonoco Products Co.
4.60%, 09/01/2029 156,000 155,210
5.00%, 09/01/2034 144,000 141,991
$ 1,495,957
BONDS (continued)
Principal
Amount Value
Pharmaceuticals - 4 .26%
AbbVie, Inc.
3.20%, 11/21/2029 $ 654,000 $ 625,422
4.25%, 11/21/2049 540,000 483,053
4.95%, 03/15/2031 860,000 894,220
5.40%, 03/15/2054 133,000 141,027
Becton Dickinson & Co.
3.70%, 06/06/2027 1,690,000 1,668,810
$ 3,812,532
Pipelines - 6 .08%
Cheniere Energy, Inc.
5.65%, 04/15/2034
(a)
168,000 173,814
DT Midstream, Inc.
4.13%, 06/15/2029
(a)
698,000 667,666
Energy Transfer LP
3.75%, 05/15/2030 819,000 782,369
5.15%, 03/15/2045 560,000 521,852
5.25%, 07/01/2029 105,000 108,143
6.05%, 09/01/2054 190,000 196,830
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,310,000 1,250,883
Kinder Morgan, Inc.
5.40%, 02/01/2034 672,000 688,639
MPLX LP
4.88%, 12/01/2024 643,000 642,290
5.50%, 06/01/2034 239,000 245,544
ONEOK, Inc.
4.40%, 10/15/2029 165,000 164,442
$ 5,442,472
Real Estate - 1 .12%
CoStar Group, Inc.
2.80%, 07/15/2030
(a)
1,118,000 1,007,218
REITs - 2 .40%
American Homes 4 Rent LP
2.38%, 07/15/2031 400,000 343,550
5.50%, 07/15/2034 285,000 294,736
Crown Castle, Inc.
5.80%, 03/01/2034 584,000 619,375
Realty Income Corp.
3.10%, 12/15/2029 70 66
3.20%, 02/15/2031 696,000 644,897
Simon Property Group LP
4.75%, 09/26/2034 245,000 242,974
$ 2,145,598
Semiconductors - 3 .13%
Broadcom, Inc.
4.11%, 09/15/2028 574,000 572,502
4.35%, 02/15/2030 335,000 334,347
4.55%, 02/15/2032 195,000 194,851
5.05%, 07/12/2029 205,000 211,167
5.15%, 11/15/2031 235,000 243,872
Marvell Technology, Inc.
2.95%, 04/15/2031 322,000 290,827
5.95%, 09/15/2033 411,000 441,683
Micron Technology, Inc.
5.30%, 01/15/2031 220,000 228,595
6.75%, 11/01/2029 261,000 286,759
$ 2,804,603
Software - 3 .97%
Oracle Corp.
3.95%, 03/25/2051 455,000 366,185
4.00%, 07/15/2046 653,000 541,690
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032
(c)
735,000 703,888
4.95%, 03/28/2028 281,000 286,665
5.40%, 06/12/2029 187,000 193,772
VMware LLC
4.65%, 05/15/2027 1,452,000 1,462,201
$ 3,554,401

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Telecommunications - 4 .21%
AT&T, Inc.
2.55%, 12/01/2033 $ 390,000 $ 328,726
3.50%, 09/15/2053 1,948,000 1,431,145
T-Mobile USA, Inc.
3.38%, 04/15/2029 1,543,000 1,480,908
3.50%, 04/15/2031 563,000 529,759
$ 3,770,538
Transportation - 0 .46%
Norfolk Southern Corp.
5.35%, 08/01/2054 405,000 416,095
Water - 0 .85%
Essential Utilities, Inc.
2.40%, 05/01/2031 874,000 764,690
TOTAL BONDS a $ 88,200,855
INVESTMENT COMPANIES - 2 .85 % Shares Held Value
Money Market Funds - 2 .85% - —
Principal Government Money Market Fund,
Class R-6 4.91%
(d),(e),(f)
1,609,020 $ 1,609,020
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(d)
944,562 944,562
TOTAL INVESTMENT COMPANIES a $ 2,553,582
Total Investments $ 90,754,437
Other Assets and Liabilities - (1.34%) (1,204,638)
TOTAL NET ASSETS - 100.00% $ 89,549,799
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,869,414 or 16.60% of net assets.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,575,530 or 1.76% of net assets.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,609,020 or 1.80% of net assets.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
September 30, 2024
Value
Principal Government Money Market Fund, Class R-6 4.91% $ — $ 3,861,308 $ 2,252,288 $ 1,609,020
$ — $ 3,861,308 $ 2,252,288 $ 1,609,020
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.91% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
U.S. 2 Year Note CBT; December 2024 Long 12 $ 2,498,906 $ 5,008
U.S. 5 Year Note CBT; December 2024 Long 3 329,648 (1,311)
U.S. 10 Year Note CBT; December 2024 Short 2 228,562 1,152
U.S. 10 Year Ultra Note CBT; December 2024 Short 50 5,914,844 7,238
U.S. Long Bond CBT; December 2024 Long 22 2,732,125 (14,611)
U.S. Ultra Bond CBT; December 2024 Long 26 3,460,438 (33,996)
Total $ (36,520)

Schedule of Investments
Principal Quality ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .65 % Shares Held Value
Auto Parts & Equipment - 0 .93% - —
Aptiv PLC
(a)
7,345 $ 528,913
Building Materials - 3 .36%
Martin Marietta Materials, Inc. 992 533,944
Trane Technologies PLC 2,135 829,939
Vulcan Materials Co. 2,189 548,191
$ 1,912,074
Chemicals - 2 .19%
Ecolab, Inc. 2,694 687,859
PPG Industries, Inc. 4,208 557,392
$ 1,245,251
Commercial Services - 3 .22%
Corpay, Inc.
(a)
1,916 599,248
Global Payments, Inc. 4,480 458,841
PayPal Holdings, Inc.
(a)
9,922 774,214
$ 1,832,303
Computers - 11 .91%
Accenture PLC, Class A 2,213 782,251
Apple, Inc. 13,386 3,118,938
Gartner, Inc.
(a)
1,253 634,970
Hewlett Packard Enterprise Co. 33,881 693,205
International Business Machines Corp. 3,947 872,603
NetApp, Inc. 5,534 683,505
$ 6,785,472
Distribution & Wholesale - 2 .08%
Copart, Inc.
(a)
10,698 560,575
WW Grainger, Inc. 599 622,247
$ 1,182,822
Diversified Financial Services - 1 .11%
Cboe Global Markets, Inc. 3,074 629,770
Electrical Components & Equipment - 2 .32%
AMETEK, Inc. 3,264 560,462
Eaton Corp. PLC 2,303 763,306
$ 1,323,768
Electronics - 3 .11%
Allegion PLC 4,251 619,541
Jabil, Inc. 4,546 544,747
Keysight Technologies, Inc.
(a)
3,827 608,225
$ 1,772,513
Environmental Control - 1 .11%
Republic Services, Inc. 3,152 633,048
Food - 1 .00%
Sysco Corp. 7,295 569,448
Hand & Machine Tools - 0 .98%
Snap-on, Inc. 1,931 559,430
Healthcare - Products - 6 .83%
Agilent Technologies, Inc. 4,025 597,632
Boston Scientific Corp.
(a)
9,958 834,480
Edwards Lifesciences Corp.
(a)
6,599 435,468
Stryker Corp. 1,952 705,180
Thermo Fisher Scientific, Inc. 1,409 871,565
West Pharmaceutical Services, Inc. 1,484 445,438
$ 3,889,763
Healthcare - Services - 0 .98%
IQVIA Holdings, Inc.
(a)
2,364 560,197
Home Builders - 2 .61%
DR Horton, Inc. 3,933 750,299
PulteGroup, Inc. 5,138 737,457
$ 1,487,756
Household Products & Wares - 2 .19%
Church & Dwight Co., Inc. 5,481 573,970
Kimberly-Clark Corp. 4,756 676,684
$ 1,250,654
Insurance - 0 .24%
Berkshire Hathaway, Inc., Class B
(a)
292 134,396
Internet - 9 .40%
Alphabet, Inc., Class A 1,658 274,979
Alphabet, Inc., Class C 6,114 1,022,200
Amazon.com, Inc.
(a)
6,632 1,235,740
CDW Corp. 2,366 535,426
F5, Inc.
(a)
2,949 649,370
COMMON STOCKS (continued) Shares Held Value
Internet (continued)
Meta Platforms, Inc., Class A 1,089 $ 623,387
Netflix, Inc.
(a)
1,430 1,014,256
$ 5,355,358
Machinery - Diversified - 3 .93%
Dover Corp. 3,249 622,963
IDEX Corp. 2,346 503,217
Nordson Corp. 2,121 557,038
Rockwell Automation, Inc. 2,065 554,370
$ 2,237,588
Media - 0 .95%
FactSet Research Systems, Inc. 1,183 544,003
Miscellaneous Manufacturers - 2 .09%
A.O. Smith Corp. 6,356 570,960
Illinois Tool Works, Inc. 2,360 618,485
$ 1,189,445
Oil & Gas Services - 0 .88%
Schlumberger NV 11,974 502,309
Pharmaceuticals - 1 .27%
Zoetis, Inc. 3,693 721,538
Retail - 3 .03%
Chipotle Mexican Grill, Inc.
(a)
11,538 664,820
O'Reilly Automotive, Inc.
(a)
559 643,744
Ulta Beauty, Inc.
(a)
1,069 415,969
$ 1,724,533
Semiconductors - 15 .23%
Advanced Micro Devices, Inc.
(a)
4,809 789,061
Applied Materials, Inc. 3,751 757,890
Broadcom, Inc. 9,754 1,682,565
KLA Corp. 964 746,531
Microchip Technology, Inc. 6,762 542,921
Monolithic Power Systems, Inc. 845 781,202
NVIDIA Corp. 21,333 2,590,679
QUALCOMM, Inc. 4,634 788,012
$ 8,678,861
Software - 15 .17%
Broadridge Financial Solutions, Inc. 2,843 611,330
Cadence Design Systems, Inc.
(a)
2,162 585,967
Fiserv, Inc.
(a)
4,351 781,657
Intuit, Inc. 1,208 750,168
Microsoft Corp. 10,443 4,493,623
Salesforce, Inc. 3,031 829,615
Synopsys, Inc.
(a)
1,169 591,970
$ 8,644,330
Telecommunications - 1 .53%
Arista Networks, Inc.
(a)
2,274 872,807
TOTAL COMMON STOCKS a $ 56,768,350
INVESTMENT COMPANIES - 0 .31 % Shares Held Value
Money Market Funds - 0 .31% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(b)
179,212 $ 179,212
TOTAL INVESTMENT COMPANIES a $ 179,212
Total Investments $ 56,947,562
Other Assets and Liabilities - 0.04% 21,169
TOTAL NET ASSETS - 100.00% $ 56,968,731
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 98 .93 % Shares Held Value
Entertainment - 1 .12% - —
Marriott Vacations Worldwide Corp. 1,970 $ 144,755
REITs - 97 .81%
Alexandria Real Estate Equities, Inc. 2,772 329,175
American Healthcare REIT, Inc. 19,466 508,063
American Homes 4 Rent, Class A 12,707 487,822
American Tower Corp. 3,863 898,379
Americold Realty Trust, Inc. 21,450 606,391
Crown Castle, Inc. 1,932 229,193
DiamondRock Hospitality Co. 23,983 209,372
Digital Realty Trust, Inc. 2,487 402,471
Equinix, Inc. 989 877,866
Equity LifeStyle Properties, Inc. 7,215 514,718
Extra Space Storage, Inc. 4,100 738,779
Gaming & Leisure Properties, Inc. 10,620 546,399
Invitation Homes, Inc. 21,776 767,822
Lineage, Inc. 4,930 386,413
National Health Investors, Inc. 3,399 285,720
Rexford Industrial Realty, Inc. 10,886 547,675
Ryman Hospitality Properties, Inc. 2,950 316,358
Sabra Health Care REIT, Inc. 29,554 550,000
SBA Communications Corp. 2,705 651,093
Terreno Realty Corp. 7,797 521,074
Ventas, Inc. 17,103 1,096,815
VICI Properties, Inc. 16,093 536,058
Welltower, Inc. 4,969 636,181
$ 12,643,837
TOTAL COMMON STOCKS a $ 12,788,592
INVESTMENT COMPANIES - 0 .90 % Shares Held Value
Money Market Funds - 0 .90% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(a)
115,907 $ 115,907
TOTAL INVESTMENT COMPANIES a $ 115,907
Total Investments $ 12,904,499
Other Assets and Liabilities - 0.17% 21,885
TOTAL NET ASSETS - 100.00% $ 12,926,384
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS - 98 .36%
Principal
Amount Value
Banks - 52 .08% — —
Bank of America Corp.
(5-year Treasury Constant Maturity Rate +
2.76%),
4.38%, 01/27/2027
(a),(b)
$ 16,559,000 $ 16,029,546
(5-year Treasury Constant Maturity Rate +
3.23%),
6.13%, 04/27/2027
(a),(b)
12,025,000 12,295,586
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
6.70%, 02/25/2025
(a),(b)
4,112,000 4,097,933
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(b)
13,500,000 14,227,555
(5-year Treasury Constant Maturity Rate +
3.45%),
7.70%, 05/26/2084
(b)
2,800,000 2,954,790
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(a),(b)
16,671,000 16,195,651
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(a),(b)
10,185,000 9,612,921
(3-month Term Secured Overnight Financing
Rate + 3.39%),
4.63%, 09/20/2026
(a),(b)
1,404,000 1,389,523
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(a),(b)
7,900,000 7,838,402
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(a),(b)
16,260,000 16,038,207
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(b)
18,569,000 20,085,029
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(a),(b)
11,262,000 10,839,413
(5-year Treasury Constant Maturity Rate +
3.60%),
4.00%, 12/10/2025
(a),(b)
15,226,000 14,907,081
(6-month Secured Overnight Financing Rate
+ 3.23%),
4.70%, 01/30/2025
(a),(b)
3,000,000 2,984,054
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(a),(b)
3,000,000 3,210,323
(5-year Treasury Constant Maturity Rate +
2.69%),
7.13%, 08/15/2029
(a),(b)
500,000 520,470
(5-year Treasury Constant Maturity Rate +
3.20%),
7.38%, 05/15/2028
(a),(b)
7,530,000 7,904,715
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.22%),
4.00%, 10/06/2026
(a),(b)
10,373,000 9,803,937
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(a),(b)
18,905,000 18,840,767
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(a),(b)
2,261,000 2,143,275
BONDS (continued)
Principal
Amount Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(5-year Treasury Constant Maturity Rate +
2.97%),
3.80%, 05/10/2026
(a),(b)
$ 1,268,000 $ 1,220,282
(5-year Treasury Constant Maturity Rate +
2.95%),
4.13%, 11/10/2026
(a),(b),(c)
8,563,000 8,202,595
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(a),(b)
1,500,000 1,506,503
(5-year Treasury Constant Maturity Rate +
3.62%),
7.38%, 02/10/2025
(a),(b)
1,653,000 1,657,741
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030
(a),(b)
6,049,000 7,855,159
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(a),(b)
5,080,000 4,845,493
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(a),(b),(c)
13,567,000 13,558,287
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(a),(b)
18,288,000 17,692,576
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(a),(b)
4,400,000 4,718,080
KeyCorp Capital I
(3-month Term Secured Overnight Financing
Rate + 1.00%),
5.59%, 07/01/2028 7,704,000 7,364,366
KeyCorp Capital III
7.75%, 07/15/2029 9,000,000 9,345,531
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(a),(b)
19,608,000 17,407,533
(5-year Treasury Constant Maturity Rate +
3.17%),
7.01%, 02/01/2025
(a),(b)
5,000,000 4,970,449
Northern Trust Corp.
(3-month Term Secured Overnight Financing
Rate + 3.46%),
4.60%, 10/01/2026
(a),(b)
2,899,000 2,869,333
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(a),(b)
1,146,000 1,046,654
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(a),(b)
5,600,000 5,671,148
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(a),(b)
13,908,000 14,158,302
(7-year Treasury Constant Maturity Rate +
2.81%),
6.25%, 03/15/2030
(a),(b)
16,790,000 17,050,111
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(b)
10,500,000 11,213,034
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(a),(b)
7,928,000 8,213,305

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
State Street Corp. (continued)
(5-year Treasury Constant Maturity Rate +
2.63%),
6.70%, 09/15/2029
(a),(b)
$ 10,600,000 $ 10,974,201
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
2.98%),
7.25%, 07/31/2084
(b)
6,500,000 6,772,032
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(b)
25,626,000 27,491,880
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(a),(b)
11,697,000 11,587,255
(10-year Treasury Constant Maturity Rate +
4.35%),
5.10%, 03/01/2030
(a),(b)
3,000,000 2,946,818
(3-month Term Secured Overnight Financing
Rate + 0.91%),
5.86%, 03/15/2028 1,250,000 1,200,540
(3-month Term Secured Overnight Financing
Rate + 0.93%),
6.05%, 05/15/2027 4,800,000 4,739,941
(5-year Treasury Constant Maturity Rate +
3.00%),
6.67%, 03/01/2025
(a),(b)
9,194,000 9,142,303
(3-month Term Secured Overnight Financing
Rate + 3.36%),
8.31%, 12/15/2024
(a)
2,799,000 2,797,861
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(a),(b)
21,525,000 19,817,512
(3-month Term Secured Overnight Financing
Rate + 3.18%),
5.30%, 04/15/2027
(a),(b),(c)
5,296,000 5,255,076
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(a),(b)
33,956,000 33,002,034
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(a),(b)
2,400,000 2,504,887
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(a),(b),(c)
9,710,000 10,574,520
$ 501,292,520
Diversified Financial Services - 12 .92%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(a),(b)
41,267,000 39,107,898
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(a),(b)
19,316,000 18,198,481
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(a),(b)
24,231,000 23,242,104
(10-year Treasury Constant Maturity Rate +
3.08%),
4.00%, 12/01/2030
(a),(b)
2,000,000 1,788,584
(5-year Treasury Constant Maturity Rate +
3.26%),
5.00%, 06/01/2027
(a),(b),(c)
1,500,000 1,469,926
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Charles Schwab Corp. (continued)
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(a),(b)
$ 8,938,000 $ 8,923,016
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(a),(b)
16,441,000 16,433,564
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(a),(b)
13,990,000 15,177,597
$ 124,341,170
Electric - 12 .28%
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.88%, 02/15/2062
(b)
11,007,000 10,380,700
(5-year Treasury Constant Maturity Rate +
2.68%),
6.95%, 12/15/2054
(b)
1,700,000 1,809,070
(5-year Treasury Constant Maturity Rate +
2.75%),
7.05%, 12/15/2054
(b)
1,900,000 1,997,460
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
4.12%),
4.75%, 06/01/2050
(b)
3,054,000 2,947,028
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(a),(b)
15,729,000 15,319,263
(5-year Treasury Constant Maturity Rate +
2.99%),
4.65%, 12/15/2024
(a),(b)
14,234,000 14,159,768
(5-year Treasury Constant Maturity Rate +
2.39%),
6.88%, 02/01/2055
(b)
5,000,000 5,310,354
(3-month USD LIBOR + 3.06%),
7.91%, 10/01/2054 1,425,000 1,425,000
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
2.32%),
3.25%, 01/15/2082
(b)
13,234,000 12,208,594
(5-year Treasury Constant Maturity Rate +
2.59%),
6.45%, 09/01/2054
(b)
2,800,000 2,907,240
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(b)
4,386,000 4,411,307
EUSHI Finance, Inc.
(5-year Treasury Constant Maturity Rate +
3.14%),
7.63%, 12/15/2054
(b),(d)
2,100,000 2,215,763
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.55%),
3.80%, 03/15/2082
(b)
18,349,000 17,477,232
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(b)
7,442,000 7,806,673
Southern Co.
(5-year Treasury Constant Maturity Rate +
3.73%),
4.00%, 01/15/2051
(b)
18,095,000 17,839,372
$ 118,214,824

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Gas - 0 .66%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(b)
$ 6,107,000 $ 6,308,769
Hand & Machine Tools - 0 .03%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate +
2.66%),
4.00%, 03/15/2060
(b)
316,000 298,921
Insurance - 13 .89%
Allianz SE
(5-year Treasury Constant Maturity Rate +
3.23%),
6.35%, 09/06/2053
(b),(d)
5,000,000 5,438,715
Allstate Corp.
(3-month Term Secured Overnight Financing
Rate + 3.20%),
8.32%, 08/15/2053 4,051,000 4,071,255
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048
(b)
3,176,000 3,186,027
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(b)
6,500,000 6,592,950
Argentum Netherlands BV for Zurich Insurance
Co. Ltd.
(5-year Treasury Constant Maturity Rate +
3.27%),
5.13%, 06/01/2048
(b)
4,000,000 4,004,880
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046
(b)
6,500,000 6,536,120
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate +
2.65%),
6.38%, 09/15/2054
(b)
4,000,000 4,041,160
(5-year Treasury Constant Maturity Rate +
3.85%),
6.88%, 12/15/2052
(b)
7,921,000 8,199,503
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
4.74%),
4.95%, 09/15/2025
(a),(b)
4,373,000 4,331,477
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.32%),
4.13%, 12/15/2051
(b),(d)
20,309,000 19,212,408
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045
(b),(d)
1,210,000 1,208,075
(5-year Treasury Constant Maturity Rate +
3.03%),
5.80%, 09/11/2054
(b),(d)
1,500,000 1,540,851
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(a),(b)
12,418,000 12,217,525
6.40%, 12/15/2066 2,700,000 2,862,740
9.25%, 04/08/2068
(d)
3,449,000 4,117,054
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.65%),
2.75%, 01/21/2051
(b),(d)
6,097,000 5,323,283
(5-year Treasury Constant Maturity Rate +
2.60%),
2.90%, 09/16/2051
(b),(d)
3,509,000 3,043,729
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.04%),
3.70%, 10/01/2050
(b)
$ 18,902,000 $ 17,453,549
(5-year Treasury Constant Maturity Rate +
3.16%),
5.13%, 03/01/2052
(b)
5,597,000 5,554,058
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.75%),
3.38%, 04/15/2081
(b),(d)
4,140,000 3,737,165
Swiss RE Subordinated Finance PLC
(3-month Term Secured Overnight Financing
Rate + 1.81%),
5.70%, 04/05/2035
(b),(d)
1,000,000 1,033,736
Willow No. 2 Ireland PLC for Zurich Insurance
Co. Ltd.
(3-month USD LIBOR + 3.18%),
4.25%, 10/01/2045
(b)
3,000,000 2,960,955
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate +
2.78%),
3.00%, 04/19/2051
(b)
8,000,000 7,019,800
$ 133,687,015
Oil & Gas - 1 .57%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
4.04%),
4.38%, 06/22/2025
(a),(b)
1,780,000 1,762,829
(5-year Treasury Constant Maturity Rate +
4.40%),
4.88%, 03/22/2030
(a),(b)
3,269,000 3,233,540
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(a),(b),(c)
9,600,000 10,098,555
$ 15,094,924
Pipelines - 4 .60%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.75%, 07/15/2080
(b)
2,485,000 2,439,868
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(b)
6,182,000 6,187,242
(5-year Treasury Constant Maturity Rate +
4.42%),
7.63%, 01/15/2083
(b)
7,283,000 7,779,438
(5-year Treasury Constant Maturity Rate +
4.43%),
8.50%, 01/15/2084
(b)
2,600,000 2,908,095
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing
Rate + 3.29%),
5.25%, 08/16/2077
(b)
4,820,000 4,754,430
Transcanada Trust
(6-month Secured Overnight Financing Rate
+ 4.42%),
5.50%, 09/15/2079
(b)
5,233,000 5,053,399
(5-year Treasury Constant Maturity Rate +
3.99%),
5.60%, 03/07/2082
(b)
15,585,000 15,131,442
$ 44,253,914
REITs - 0 .26%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate +
4.38%),
4.75%, 09/24/2080
(b),(d)
256,000 254,137

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
REITs (continued)
Scentre Group Trust 2 (continued)
(5-year Treasury Constant Maturity Rate +
4.69%),
5.13%, 09/24/2080
(b),(d)
$ 2,249,000 $ 2,211,991
$ 2,466,128
Sovereign - 0 .07%
CoBank ACB
(5-year Treasury Constant Maturity Rate +
3.05%),
4.25%, 01/01/2027
(a),(b)
750,000 720,561
TOTAL BONDS a $ 946,678,746
INVESTMENT COMPANIES - 2 .23 % Shares Held Value
Money Market Funds - 2 .23% - —
Principal Government Money Market Fund,
Class R-6 4.91%
(e),(f),(g)
13,639,615 $ 13,639,615
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(e)
7,785,643 7,785,643
TOTAL INVESTMENT COMPANIES a $ 21,425,258
Total Investments $ 968,104,004
Other Assets and Liabilities - (0.59%) (5,634,156)
TOTAL NET ASSETS - 100.00% $ 962,469,848
(a)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $13,346,980 or 1.39% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $49,336,907 or 5.13% of net assets.
(e)
1-day yield shown as of period end.
(f)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(g)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,639,615 or 1.42% of net assets.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
September 30, 2024
Value
Principal Government Money Market Fund, Class R-6 4.91% $ 5,226,055 $ 48,750,740 $ 40,337,180 $ 13,639,615
$ 5,226,055 $ 48,750,740 $ 40,337,180 $ 13,639,615
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.91% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
PREFERRED STOCKS - 7 .23 % Shares Held Value
Banks - 3 .88% —
Bank of America Corp., Series NN
4.38%, 11/03/2025
(a)
4,380 $ 92,155
Morgan Stanley, Series I
6.38%, 01/15/2025
(a)
17,030 431,029
Morgan Stanley, Series P
6.50%, 10/15/2027
(a)
4,000 106,360
Morgan Stanley, Series Q
6.63%, 10/15/2029
(a)
12,000 322,080
Regions Financial Corp.
(5-year Treasury Constant Maturity Rate +
2.77%),
6.95%, 09/15/2029
(a)
19,000 499,510
$ 1,451,134
Insurance - 1 .80%
Allstate Corp., Series H
5.10%, 01/15/2025
(a)
11,500 282,785
MetLife, Inc., Series F
4.75%, 03/15/2025
(a)
17,250 391,402
$ 674,187
Telecommunications - 1 .55%
AT&T, Inc., Series A
5.00%, 12/12/2024
(a)
11,381 254,138
AT&T, Inc., Series C
4.75%, 02/18/2025
(a)
15,395 323,449
$ 577,587
TOTAL PREFERRED STOCKS a $ 2,702,908
BONDS - 90 .60%
Principal
Amount Value
Banks - 71 .27% — —
Banco Santander SA
(5-year Treasury Constant Maturity Rate +
3.91%),
8.00%, 02/01/2034
(a),(b),(c)
$ 400,000 $ 424,942
Bank of America Corp.
(3-month Term Secured Overnight Financing
Rate + 4.81%),
6.30%, 03/10/2026
(a),(b)
575,000 586,555
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(b)
1,600,000 1,686,229
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(a),(b)
230,000 223,442
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(a),(b)
100,000 94,383
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(a),(b)
596,000 591,353
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(a),(b)
1,365,000 1,346,381
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(b)
300,000 324,493
Barclays PLC
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 5.78%),
9.63%, 12/15/2029
(a),(b),(c)
219,000 246,575
BNP Paribas SA
(5-year Treasury Constant Maturity Rate +
4.90%),
7.75%, 08/16/2029
(a),(b),(c),(d)
200,000 210,688
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(a),(b)
1,055,000 1,015,413
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(a),(b)
$ 500,000 $ 535,054
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(a),(b)
632,000 629,853
Credit Agricole SA
(5-year Swap rate + 6.19%),
8.13%, 12/23/2025
(a),(b),(c),(d)
250,000 257,187
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate +
4.22%),
4.50%, 09/30/2025
(a),(b)
560,000 553,562
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(a),(b)
585,000 554,540
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(a),(b)
400,000 401,734
HSBC Holdings PLC
(5-year Swap Rate + 4.37%),
6.38%, 03/30/2025
(a),(b),(c)
1,343,000 1,344,621
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(a),(b)
187,000 178,367
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(a),(b)
818,000 817,475
ING Groep NV
(5-year Treasury Constant Maturity Rate +
4.34%),
5.75%, 11/16/2026
(a),(b),(c)
861,000 854,114
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(a),(b)
110,000 106,419
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(a),(b)
1,400,000 1,501,207
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025
(a),(b),(c)
991,000 1,000,061
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(a),(b)
300,000 266,333
(3-month Term Secured Overnight Financing
Rate + 3.78%),
5.13%, 11/01/2026
(a),(b)
247,000 244,165
NatWest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025
(a),(b),(c)
861,000 874,416
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate +
4.11%),
6.63%, 03/26/2026
(a),(b),(c),(d)
861,000 871,508
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(a),(b)
1,077,000 1,090,683
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(a),(b)
100,000 101,800

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(b)
$ 400,000 $ 427,163
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(a),(b)
1,400,000 1,450,382
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(b)
1,001,000 1,073,885
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(a),(b)
660,000 653,808
(5-year Treasury Constant Maturity Rate +
3.00%),
6.67%, 03/01/2025
(a),(b)
400,000 397,751
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(a),(b)
890,000 819,400
UBS Group AG
(5-year Treasury Constant Maturity Rate +
3.31%),
4.38%, 02/10/2031
(a),(b),(c),(d)
300,000 261,207
(5-year Treasury Constant Maturity Rate +
4.75%),
9.25%, 11/13/2028
(a),(b),(d)
800,000 884,481
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(a),(b)
1,128,000 1,096,310
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(a),(b)
200,000 208,741
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(a),(b)
400,000 435,613
$ 26,642,294
Diversified Financial Services - 12 .77%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(a),(b)
1,663,000 1,575,991
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(a),(b)
674,000 635,006
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(a),(b)
1,028,000 986,046
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(a),(b)
375,000 374,372
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(a),(b)
575,000 574,740
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(a),(b)
578,000 627,066
$ 4,773,221
BONDS (continued)
Principal
Amount Value
Electric - 4 .09%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(a),(b)
$ 1,100,000 $ 1,071,345
(5-year Treasury Constant Maturity Rate +
2.99%),
4.65%, 12/15/2024
(a),(b)
460,000 457,601
$ 1,528,946
Insurance - 0 .59%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(a),(b)
225,000 221,368
Oil & Gas - 1 .12%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(a),(b)
400,000 420,773
Pipelines - 0 .76%
Enbridge, Inc.
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(b)
283,000 283,240
TOTAL BONDS a $ 33,869,842
INVESTMENT COMPANIES - 1 .43 % Shares Held Value
Money Market Funds - 1 .43% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(e)
535,252 $ 535,252
TOTAL INVESTMENT COMPANIES a $ 535,252
Total Investments $ 37,108,002
Other Assets and Liabilities - 0.74% 276,444
TOTAL NET ASSETS - 100.00% $ 37,384,446
(a)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $6,345,319 or 16.97% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,485,071 or 6.65% of net assets.
(e)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Mega-Cap ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .86 % Shares Held Value
Auto Manufacturers - 2 .87% - —
Tesla, Inc.
(a)
279,140 $ 73,031,398
Banks - 7 .26%
Bank of America Corp. 1,727,730 68,556,326
JPMorgan Chase & Co. 549,154 115,794,613
$ 184,350,939
Computers - 6 .96%
Apple, Inc. 758,452 176,719,316
Cosmetics & Personal Care - 4 .57%
Procter & Gamble Co. 670,489 116,128,695
Diversified Financial Services - 9 .21%
Mastercard, Inc., Class A 240,488 118,752,974
Visa, Inc., Class A 418,728 115,129,264
$ 233,882,238
Healthcare - Services - 4 .32%
UnitedHealth Group, Inc. 187,447 109,596,512
Insurance - 5 .12%
Berkshire Hathaway, Inc., Class B
(a)
282,253 129,909,766
Internet - 16 .89%
Alphabet, Inc., Class A 608,915 100,988,552
Amazon.com, Inc.
(a)
472,457 88,032,913
Meta Platforms, Inc., Class A 210,600 120,555,864
Netflix, Inc.
(a)
168,051 119,193,533
$ 428,770,862
Oil & Gas - 4 .58%
Exxon Mobil Corp. 991,355 116,206,633
Pharmaceuticals - 11 .40%
AbbVie, Inc. 414,958 81,945,906
Eli Lilly & Co. 76,282 67,581,275
Johnson & Johnson 474,751 76,938,147
Merck & Co., Inc. 554,054 62,918,372
$ 289,383,700
Retail - 9 .23%
Costco Wholesale Corp. 78,784 69,843,592
Home Depot, Inc. 207,888 84,236,217
Walmart, Inc. 994,209 80,282,377
$ 234,362,186
Semiconductors - 10 .82%
Advanced Micro Devices, Inc.
(a)
409,505 67,191,580
Broadcom, Inc. 553,274 95,439,765
NVIDIA Corp. 922,334 112,008,241
$ 274,639,586
Software - 6 .63%
Microsoft Corp. 391,077 168,280,433
TOTAL COMMON STOCKS a $ 2,535,262,264
INVESTMENT COMPANIES - 0 .27 % Shares Held Value
Money Market Funds - 0 .27% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(b)
6,969,007 $ 6,969,007
TOTAL INVESTMENT COMPANIES a $ 6,969,007
Total Investments $ 2,542,231,271
Other Assets and Liabilities - (0.13%) (3,276,977)
TOTAL NET ASSETS - 100.00% $ 2,538,954,294
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .73 % Shares Held Value
Advertising - 0 .05% - —
Advantage Solutions, Inc.
(a)
47,740 $ 163,748
Stagwell, Inc.
(a)
26,212 184,008
$ 347,756
Aerospace & Defense - 0 .50%
Leonardo DRS, Inc.
(a)
39,373 1,111,106
Moog, Inc., Class A 10,607 2,142,826
$ 3,253,932
Agriculture - 0 .38%
Dole PLC 27,540 448,627
Turning Point Brands, Inc. 5,241 226,149
Vital Farms, Inc.
(a)
51,079 1,791,340
$ 2,466,116
Airlines - 0 .36%
SkyWest, Inc.
(a)
27,543 2,341,706
Apparel - 0 .39%
Kontoor Brands, Inc. 15,637 1,278,794
Steven Madden Ltd. 25,591 1,253,703
$ 2,532,497
Auto Manufacturers - 0 .50%
Blue Bird Corp.
(a)
41,598 1,995,040
REV Group, Inc. 45,730 1,283,184
$ 3,278,224
Auto Parts & Equipment - 0 .65%
Dorman Products, Inc.
(a)
5,025 568,428
Fox Factory Holding Corp.
(a)
20,443 848,385
Miller Industries, Inc. 7,312 446,032
Phinia, Inc. 21,845 1,005,525
Standard Motor Products, Inc. 7,651 254,013
Visteon Corp.
(a)
10,490 999,068
XPEL, Inc.
(a)
3,562 154,484
$ 4,275,935
Banks - 6 .88%
1st Source Corp. 9,821 588,081
Amalgamated Financial Corp. 16,022 502,610
Ameris Bancorp 37,499 2,339,563
BancFirst Corp. 7,816 822,634
Bancorp, Inc.
(a)
62,863 3,363,170
Bank of NT Butterfield & Son Ltd. 25,624 945,013
Byline Bancorp, Inc. 17,993 481,673
Central Pacific Financial Corp. 18,504 546,053
City Holding Co. 5,962 699,879
Coastal Financial Corp.
(a)
5,935 320,431
CrossFirst Bankshares, Inc.
(a)
25,739 429,584
Enterprise Financial Services Corp. 13,544 694,265
FB Financial Corp. 14,621 686,164
First BanCorp 120,690 2,555,007
First Bancshares, Inc. 24,224 778,317
First Commonwealth Financial Corp. 57,987 994,477
First Financial Bancorp 41,198 1,039,426
First Merchants Corp. 26,449 983,903
Fulton Financial Corp. 150,057 2,720,533
German American Bancorp, Inc. 13,415 519,831
Hanmi Financial Corp. 22,576 419,914
Heartland Financial USA, Inc. 25,722 1,458,437
Heritage Financial Corp. 21,403 465,943
Hope Bancorp, Inc. 79,297 995,970
Independent Bank Corp. 12,976 432,750
International Bancshares Corp. 25,727 1,538,217
Live Oak Bancshares, Inc. 20,664 978,854
Mercantile Bank Corp. 7,517 328,643
National Bank Holdings Corp., Class A 28,281 1,190,630
OFG Bancorp 25,913 1,164,012
Old National Bancorp 210,920 3,935,767
Old Second Bancorp, Inc. 29,250 456,007
Orrstown Financial Services, Inc. 12,012 431,952
Peoples Bancorp, Inc. 14,679 441,691
Preferred Bank 9,185 737,096
Premier Financial Corp. 22,108 519,096
QCR Holdings, Inc. 7,160 530,055
S&T Bancorp, Inc. 14,315 600,801
COMMON STOCKS (continued) Shares Held Value
Banks (continued)
Simmons First National Corp., Class A 54,572 $ 1,175,481
UMB Financial Corp. 43,798 4,603,608
Westamerica BanCorp 13,761 680,069
$ 45,095,607
Beverages - 0 .36%
Primo Water Corp. 55,238 1,394,760
Vita Coco Co., Inc.
(a)
33,697 953,962
$ 2,348,722
Biotechnology - 2 .54%
ACADIA Pharmaceuticals, Inc.
(a)
118,348 1,820,192
ADMA Biologics, Inc.
(a)
90,732 1,813,733
ANI Pharmaceuticals, Inc.
(a)
11,331 676,007
Ardelyx, Inc.
(a)
113,657 783,097
Chinook Therapeutics, Inc.
(a),(b)
9,658 3,863
Evolus, Inc.
(a)
25,222 408,596
Halozyme Therapeutics, Inc.
(a)
70,015 4,007,659
Innoviva, Inc.
(a)
27,027 521,891
Kiniksa Pharmaceuticals International PLC
(a)
20,936 523,191
Ligand Pharmaceuticals, Inc.
(a)
7,176 718,246
Summit Therapeutics, Inc.
(a)
50,062 1,096,358
TG Therapeutics, Inc.
(a)
109,547 2,562,304
Veracyte, Inc.
(a)
25,126 855,289
Vericel Corp.
(a)
19,615 828,734
$ 16,619,160
Building Materials - 3 .21%
American Woodmark Corp.
(a)
9,226 862,170
Apogee Enterprises, Inc. 9,862 690,488
Boise Cascade Co. 19,081 2,690,039
Gibraltar Industries, Inc.
(a)
13,244 926,153
Griffon Corp. 31,284 2,189,880
Knife River Corp.
(a)
19,617 1,753,564
Masterbrand, Inc.
(a)
61,546 1,141,063
Modine Manufacturing Co.
(a)
15,681 2,082,280
SPX Technologies, Inc.
(a)
17,338 2,764,717
Summit Materials, Inc., Class A
(a)
55,004 2,146,806
Tecnoglass, Inc. 21,103 1,448,932
UFP Industries, Inc. 17,952 2,355,482
$ 21,051,574
Chemicals - 1 .40%
Balchem Corp. 5,588 983,488
Cabot Corp. 19,434 2,172,138
Hawkins, Inc. 5,830 743,150
HB Fuller Co. 15,969 1,267,619
Innospec, Inc. 6,983 789,707
Koppers Holdings, Inc. 9,256 338,122
Minerals Technologies, Inc. 10,642 821,882
Perimeter Solutions SA
(a)
28,168 378,860
Quaker Chemical Corp. 6,115 1,030,316
Sensient Technologies Corp. 8,221 659,489
$ 9,184,771
Coal - 0 .80%
CONSOL Energy, Inc. 15,307 1,601,878
Ramaco Resources, Inc., Class A 31,665 370,481
Warrior Met Coal, Inc. 51,725 3,305,227
$ 5,277,586
Commercial Services - 4 .64%
ABM Industries, Inc. 31,709 1,672,967
Adtalem Global Education, Inc.
(a)
15,724 1,186,848
Alarm.com Holdings, Inc.
(a)
20,528 1,122,266
American Public Education, Inc.
(a)
10,018 147,765
AMN Healthcare Services, Inc.
(a)
46,273 1,961,512
Barrett Business Services, Inc. 14,975 561,712
BrightView Holdings, Inc.
(a)
41,873 659,081
Brink's Co. 21,074 2,436,997
Carriage Services, Inc. 5,901 193,730
CBIZ, Inc.
(a)
23,390 1,573,913
CompoSecure, Inc., Class A
(c)
8,228 115,357
CRA International, Inc. 3,848 674,631
Cross Country Healthcare, Inc.
(a)
25,921 348,378
Graham Holdings Co., Class B 651 534,940

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
Hackett Group, Inc. 5,320 $ 139,756
Heidrick & Struggles International, Inc. 12,717 494,183
ICF International, Inc. 6,847 1,142,011
John Wiley & Sons, Inc., Class A 14,774 712,845
Korn Ferry 23,336 1,755,801
LiveRamp Holdings, Inc.
(a)
42,975 1,064,920
National Research Corp. 9,448 215,981
Payoneer Global, Inc.
(a)
262,477 1,976,452
Paysafe Ltd.
(a)
31,874 714,934
Perdoceo Education Corp. 17,032 378,792
Progyny, Inc.
(a)
85,763 1,437,388
Repay Holdings Corp.
(a)
131,239 1,070,910
Sezzle, Inc.
(a)
3,001 511,941
Strategic Education, Inc. 5,861 542,436
Stride, Inc.
(a)
18,786 1,602,634
Transcat, Inc.
(a)
3,765 454,699
Universal Technical Institute, Inc.
(a)
20,606 335,054
Verra Mobility Corp.
(a)
75,683 2,104,744
Willdan Group, Inc.
(a)
6,653 272,440
ZipRecruiter, Inc., Class A
(a)
27,970 265,715
$ 30,383,733
Computers - 2 .41%
ASGN, Inc.
(a)
16,191 1,509,487
ExlService Holdings, Inc.
(a)
58,955 2,249,133
Grid Dynamics Holdings, Inc.
(a)
14,259 199,626
Insight Enterprises, Inc.
(a)
9,145 1,969,742
Maximus, Inc. 22,918 2,135,041
OneSpan, Inc.
(a)
15,259 254,367
PlayAGS, Inc.
(a)
17,181 195,692
Qualys, Inc.
(a)
21,034 2,702,028
Rapid7, Inc.
(a)
41,878 1,670,513
Varonis Systems, Inc.
(a)
51,310 2,899,015
$ 15,784,644
Cosmetics & Personal Care - 0 .27%
Edgewell Personal Care Co. 18,972 689,442
Prestige Consumer Healthcare, Inc.
(a)
14,997 1,081,284
$ 1,770,726
Distribution & Wholesale - 0 .33%
G-III Apparel Group Ltd.
(a)
22,855 697,535
Resideo Technologies, Inc.
(a)
52,444 1,056,222
ScanSource, Inc.
(a)
8,892 427,083
$ 2,180,840
Diversified Financial Services - 4 .37%
BGC Group, Inc., Class A 295,325 2,711,084
Enact Holdings, Inc. 22,354 812,121
Enova International, Inc.
(a)
20,748 1,738,475
Federal Agricultural Mortgage Corp., Class C 5,991 1,122,773
Hamilton Lane, Inc., Class A 29,121 4,903,685
International Money Express, Inc.
(a)
31,312 578,959
Mr. Cooper Group, Inc.
(a)
46,077 4,247,378
Pagseguro Digital Ltd., Class A
(a)
388,473 3,344,753
PJT Partners, Inc., Class A 21,592 2,879,077
StoneX Group, Inc.
(a)
16,046 1,313,846
Victory Capital Holdings, Inc., Class A 43,793 2,426,132
Virtus Investment Partners, Inc. 5,449 1,141,293
WisdomTree, Inc. 142,943 1,428,001
$ 28,647,577
Electric - 1 .59%
ALLETE, Inc. 46,283 2,970,906
Avista Corp. 49,499 1,918,086
Black Hills Corp. 41,762 2,552,493
MGE Energy, Inc. 12,984 1,187,387
Otter Tail Corp. 19,315 1,509,660
Unitil Corp. 5,158 312,472
$ 10,451,004
Electrical Components & Equipment - 1 .13%
Belden, Inc. 12,478 1,461,548
Energizer Holdings, Inc. 26,502 841,703
EnerSys 20,513 2,093,352
Graham Corp.
(a)
7,992 236,483
COMMON STOCKS (continued) Shares Held Value
Electrical Components & Equipment
(continued)
Novanta, Inc.
(a)
6,414 $ 1,147,593
Powell Industries, Inc. 7,214 1,601,436
$ 7,382,115
Electronics - 2 .63%
Atkore, Inc. 44,415 3,763,727
Badger Meter, Inc. 6,800 1,485,188
Bel Fuse, Inc., Class B 3,250 255,158
Benchmark Electronics, Inc. 14,132 626,330
CTS Corp. 7,316 353,948
Itron, Inc.
(a)
29,285 3,127,931
Mesa Laboratories, Inc. 2,047 265,823
Napco Security Technologies, Inc. 16,112 651,892
NEXTracker, Inc., Class A
(a)
108,356 4,061,183
OSI Systems, Inc.
(a)
4,669 708,894
Plexus Corp.
(a)
5,394 737,414
Sanmina Corp.
(a)
17,745 1,214,645
$ 17,252,133
Energy - Alternate Sources - 0 .04%
REX American Resources Corp.
(a)
5,938 274,870
Engineering & Construction - 2 .41%
Construction Partners, Inc., Class A
(a)
21,779 1,520,174
Dycom Industries, Inc.
(a)
18,068 3,561,203
Exponent, Inc. 12,532 1,444,689
Frontdoor, Inc.
(a)
25,251 1,211,795
IES Holdings, Inc.
(a)
6,503 1,298,129
Limbach Holdings, Inc.
(a)
10,687 809,647
Primoris Services Corp. 45,731 2,656,056
Sterling Infrastructure, Inc.
(a)
22,677 3,288,619
$ 15,790,312
Entertainment - 0 .89%
Cinemark Holdings, Inc.
(a)
124,086 3,454,554
IMAX Corp.
(a)
27,023 554,242
Madison Square Garden Entertainment Corp.
(a)
15,707 668,019
Monarch Casino & Resort, Inc. 4,684 371,300
Rush Street Interactive, Inc.
(a)
70,560 765,576
$ 5,813,691
Environmental Control - 0 .08%
CECO Environmental Corp.
(a)
19,529 550,718
Food - 1 .53%
Cal-Maine Foods, Inc. 19,765 1,479,213
Chefs' Warehouse, Inc.
(a)
13,895 583,729
Lancaster Colony Corp. 6,057 1,069,484
Mama's Creations, Inc.
(a)
17,606 128,524
Simply Good Foods Co.
(a)
45,841 1,593,891
Sprouts Farmers Market, Inc.
(a)
46,575 5,142,346
$ 9,997,187
Forest Products & Paper - 0 .17%
Sylvamo Corp. 12,902 1,107,637
Gas - 1 .24%
ONE Gas, Inc. 40,476 3,012,224
Southwest Gas Holdings, Inc. 36,142 2,665,834
Spire, Inc. 36,259 2,439,868
$ 8,117,926
Hand & Machine Tools - 0 .40%
Cadre Holdings, Inc. 15,978 606,365
Enerpac Tool Group Corp. 20,219 846,974
Franklin Electric Co., Inc. 10,948 1,147,569
$ 2,600,908
Healthcare - Products - 7 .09%
Artivion, Inc.
(a)
16,053 427,331
Avanos Medical, Inc.
(a)
13,284 319,215
Axogen, Inc.
(a)
10,860 152,257
Axonics, Inc.
(a)
20,916 1,455,754
BioLife Solutions, Inc.
(a)
20,354 509,664
Bioventus, Inc., Class A
(a)
14,648 175,044
CareDx, Inc.
(a)
14,062 439,086
Castle Biosciences, Inc.
(a)
13,354 380,856
CONMED Corp. 26,106 1,877,544
Haemonetics Corp.
(a)
35,396 2,845,130

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
ICU Medical, Inc.
(a)
12,006 $ 2,187,733
Inari Medical, Inc.
(a)
55,862 2,303,749
Inmode Ltd.
(a)
81,104 1,374,713
Integer Holdings Corp.
(a)
16,758 2,178,540
Integra LifeSciences Holdings Corp.
(a)
86,805 1,577,247
iRadimed Corp. 4,167 209,558
Lantheus Holdings, Inc.
(a)
20,083 2,204,109
LeMaitre Vascular, Inc. 7,833 727,607
LivaNova PLC
(a)
45,297 2,379,904
Merit Medical Systems, Inc.
(a)
24,594 2,430,625
MiMedx Group, Inc.
(a)
45,942 271,517
Neogen Corp.
(a)
120,994 2,033,909
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
12,271 535,016
OraSure Technologies, Inc.
(a)
61,023 260,568
PROCEPT BioRobotics Corp.
(a)
19,956 1,598,875
RxSight, Inc.
(a)
32,700 1,616,361
Semler Scientific, Inc.
(a)
14,812 348,823
STAAR Surgical Co.
(a)
44,581 1,656,184
Surmodics, Inc.
(a)
29,527 1,145,057
Tactile Systems Technology, Inc.
(a)
16,918 247,172
Tandem Diabetes Care, Inc.
(a)
60,251 2,555,245
TransMedics Group, Inc.
(a)
25,969 4,077,133
Twist Bioscience Corp.
(a)
51,727 2,337,026
UFP Technologies, Inc.
(a)
3,135 992,855
Varex Imaging Corp.
(a)
34,571 412,086
Zimvie, Inc.
(a)
15,512 246,175
$ 46,489,668
Healthcare - Services - 2 .53%
Addus HomeCare Corp.
(a)
7,810 1,038,964
Astrana Health, Inc.
(a)
12,353 715,733
Brookdale Senior Living, Inc.
(a)
119,257 809,755
CorVel Corp.
(a)
2,095 684,835
Ensign Group, Inc. 17,843 2,566,180
GeneDx Holdings Corp.
(a)
13,311 564,919
HealthEquity, Inc.
(a)
38,658 3,164,157
National HealthCare Corp. 3,423 430,511
Pediatrix Medical Group, Inc.
(a)
40,310 467,193
Pennant Group, Inc.
(a)
9,943 354,965
RadNet, Inc.
(a)
34,305 2,380,424
Select Medical Holdings Corp. 39,615 1,381,375
Surgery Partners, Inc.
(a)
40,195 1,295,887
U.S. Physical Therapy, Inc. 8,399 710,807
$ 16,565,705
Home Builders - 2 .87%
Cavco Industries, Inc.
(a)
2,231 955,403
Dream Finders Homes, Inc., Class A
(a)
14,872 538,515
Forestar Group, Inc.
(a)
15,988 517,532
Green Brick Partners, Inc.
(a)
13,806 1,153,077
Hovnanian Enterprises, Inc., Class A
(a)
1,867 381,559
Installed Building Products, Inc. 11,969 2,947,606
KB Home 40,501 3,470,531
M/I Homes, Inc.
(a)
7,642 1,309,533
Meritage Homes Corp. 14,864 3,048,160
Taylor Morrison Home Corp.
(a)
28,525 2,004,166
Tri Pointe Homes, Inc.
(a)
27,987 1,268,091
Winnebago Industries, Inc. 21,517 1,250,353
$ 18,844,526
Home Furnishings - 0 .26%
Arhaus, Inc. 61,485 756,881
Daktronics, Inc.
(a)
17,865 230,637
MillerKnoll, Inc. 29,328 726,161
$ 1,713,679
Household Products & Wares - 0 .42%
Central Garden & Pet Co.
(a)
6,243 227,682
Central Garden & Pet Co., Class A
(a)
14,014 440,040
Helen of Troy Ltd.
(a)
17,290 1,069,386
WD-40 Co. 3,994 1,029,973
$ 2,767,081
COMMON STOCKS (continued) Shares Held Value
Insurance - 3 .81%
Baldwin Insurance Group, Inc.
(a)
48,116 $ 2,396,177
CNO Financial Group, Inc. 78,781 2,765,213
Essent Group Ltd. 57,311 3,684,524
F&G Annuities & Life, Inc. 10,318 461,421
Fidelis Insurance Holdings Ltd. 59,729 1,078,706
HCI Group, Inc. 16,210 1,735,443
Horace Mann Educators Corp. 31,290 1,093,586
Jackson Financial, Inc., Class A 52,310 4,772,241
NMI Holdings, Inc., Class A
(a)
60,673 2,499,121
Palomar Holdings, Inc.
(a)
15,766 1,492,567
SiriusPoint Ltd.
(a)
56,766 814,024
Skyward Specialty Insurance Group, Inc.
(a)
41,936 1,708,053
Universal Insurance Holdings, Inc. 20,430 452,729
$ 24,953,805
Internet - 2 .90%
AudioEye, Inc.
(a)
2,539 58,016
Bumble, Inc., Class A
(a)
135,895 867,010
Cargurus, Inc.
(a)
36,019 1,081,651
Despegar.com Corp.
(a)
43,031 533,584
ePlus, Inc.
(a)
7,328 720,636
Grindr, Inc.
(a)
28,133 335,627
HealthStream, Inc. 8,759 252,610
Hims & Hers Health, Inc.
(a)
272,775 5,024,515
Magnite, Inc.
(a)
96,007 1,329,697
Perficient, Inc.
(a)
24,076 1,817,256
Q2 Holdings, Inc.
(a)
24,918 1,987,709
Shutterstock, Inc. 28,149 995,630
Sprinklr, Inc., Class A
(a)
91,496 707,264
Squarespace, Inc., Class A
(a)
42,032 1,951,546
Yelp, Inc.
(a)
38,412 1,347,493
$ 19,010,244
Iron & Steel - 1 .18%
Carpenter Technology Corp. 30,980 4,943,788
Commercial Metals Co. 46,698 2,566,522
Universal Stainless & Alloy Products, Inc.
(a)
6,022 232,630
$ 7,742,940
Leisure Time - 0 .30%
Acushnet Holdings Corp. 10,256 653,820
MasterCraft Boat Holdings, Inc.
(a)
9,336 170,009
OneSpaWorld Holdings Ltd. 23,735 391,865
Vista Outdoor, Inc.
(a)
19,719 772,590
$ 1,988,284
Machinery - Construction & Mining - 0 .78%
Argan, Inc. 12,405 1,258,239
Hyster-Yale, Inc. 8,167 520,810
Terex Corp. 62,976 3,332,060
$ 5,111,109
Machinery - Diversified - 2 .62%
Alamo Group, Inc. 5,618 1,011,970
Applied Industrial Technologies, Inc. 18,612 4,152,896
Cactus, Inc., Class A 27,422 1,636,271
CSW Industrials, Inc. 6,215 2,277,114
DXP Enterprises, Inc.
(a)
8,704 464,446
Gorman-Rupp Co. 8,293 323,012
Kadant, Inc. 5,217 1,763,346
Mueller Water Products, Inc., Class A 84,016 1,823,147
Tennant Co. 8,496 815,956
Thermon Group Holdings, Inc.
(a)
13,655 407,465
Watts Water Technologies, Inc., Class A 12,153 2,517,980
$ 17,193,603
Media - 0 .75%
AMC Networks, Inc., Class A
(a)
18,833 163,659
Cable One, Inc. 5,445 1,904,606
Gannett Co., Inc.
(a)
69,701 391,720
Liberty Latin America Ltd., Class A
(a)
15,981 153,098
Liberty Latin America Ltd., Class C
(a)
54,726 519,350
TEGNA, Inc. 111,296 1,756,251
$ 4,888,684
Metal Fabrication & Hardware - 1 .10%
AZZ, Inc. 16,324 1,348,526

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Metal Fabrication & Hardware (continued)
Janus International Group, Inc.
(a)
169,604 $ 1,714,696
Mayville Engineering Co., Inc.
(a)
12,155 256,227
Metallus, Inc.
(a)
18,724 277,677
Mueller Industries, Inc. 39,335 2,914,724
Standex International Corp. 3,891 711,197
$ 7,223,047
Mining - 0 .49%
Century Aluminum Co.
(a)
55,733 904,547
Constellium SE
(a)
71,972 1,170,265
Kaiser Aluminum Corp. 8,875 643,615
U.S. Lime & Minerals, Inc. 4,869 475,506
$ 3,193,933
Miscellaneous Manufacturers - 0 .93%
Fabrinet
(a)
16,873 3,989,452
Federal Signal Corp. 22,589 2,111,168
$ 6,100,620
Multi-National - 0 .08%
Banco Latinoamericano de Comercio Exterior
SA 16,948 550,641
Office Furnishings - 0 .24%
HNI Corp. 15,738 847,334
Interface, Inc. 29,054 551,154
Virco Mfg. Corp.
(c)
13,274 183,314
$ 1,581,802
Oil & Gas - 1 .79%
CNX Resources Corp.
(a)
106,912 3,482,124
Gulfport Energy Corp.
(a)
9,163 1,386,820
Magnolia Oil & Gas Corp., Class A 89,420 2,183,636
Seadrill Ltd.
(a)
35,989 1,430,203
SM Energy Co. 71,262 2,848,342
VAALCO Energy, Inc. 41,437 237,848
Vitesse Energy, Inc. 6,622 159,061
$ 11,728,034
Oil & Gas Services - 1 .78%
Archrock, Inc. 53,149 1,075,736
Aris Water Solutions, Inc., Class A 28,506 480,896
Atlas Energy Solutions, Inc. 32,368 705,622
ChampionX Corp. 75,889 2,288,053
Helix Energy Solutions Group, Inc.
(a)
65,187 723,576
Kodiak Gas Services, Inc. 19,489 565,181
Liberty Energy, Inc. 92,758 1,770,750
Newpark Resources, Inc.
(a)
24,618 170,603
Oceaneering International, Inc.
(a)
30,155 749,955
Select Water Solutions, Inc. 37,035 412,200
Solaris Energy Infrastructure, Inc., Class A 5,802 74,033
Tidewater, Inc.
(a)
36,490 2,619,617
$ 11,636,222
Packaging & Containers - 0 .12%
Greif, Inc., Class A 9,407 589,443
Pactiv Evergreen, Inc. 17,022 195,923
$ 785,366
Pharmaceuticals - 2 .99%
AdaptHealth Corp.
(a)
44,832 503,463
Alkermes PLC
(a)
97,906 2,740,389
Amneal Pharmaceuticals, Inc.
(a)
74,325 618,384
Amphastar Pharmaceuticals, Inc.
(a)
22,097 1,072,367
Catalyst Pharmaceuticals, Inc.
(a)
47,388 942,073
Collegium Pharmaceutical, Inc.
(a)
24,417 943,473
Corcept Therapeutics, Inc.
(a)
56,214 2,601,584
Harmony Biosciences Holdings, Inc.
(a)
19,742 789,680
Harrow, Inc.
(a)
4,478 201,331
Heron Therapeutics, Inc.
(a),(c)
93,738 186,539
Ironwood Pharmaceuticals, Inc.
(a)
71,642 295,165
MannKind Corp.
(a)
145,118 912,792
Option Care Health, Inc.
(a)
76,284 2,387,689
Pacira BioSciences, Inc.
(a)
29,959 450,883
PetIQ, Inc.
(a)
7,088 218,098
Protagonist Therapeutics, Inc.
(a)
41,789 1,880,505
Rhythm Pharmaceuticals, Inc.
(a)
27,476 1,439,468
SIGA Technologies, Inc. 17,940 121,095
COMMON STOCKS (continued) Shares Held Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.
(a)
25,821 $ 805,099
Xeris Biopharma Holdings, Inc.
(a)
89,344 254,630
Y-mAbs Therapeutics, Inc.
(a)
16,872 221,867
$ 19,586,574
Pipelines - 0 .15%
Excelerate Energy, Inc., Class A 7,467 164,349
Kinetik Holdings, Inc. 17,561 794,811
$ 959,160
Real Estate - 0 .52%
Cushman & Wakefield PLC
(a)
143,950 1,962,039
Newmark Group, Inc., Class A 70,795 1,099,446
Real Brokerage, Inc.
(a)
63,566 352,791
$ 3,414,276
REITs - 6 .05%
Acadia Realty Trust 63,028 1,479,897
Alexander's, Inc. 923 223,698
American Assets Trust, Inc. 20,355 543,886
Armada Hoffler Properties, Inc. 34,060 368,870
Broadstone Net Lease, Inc. 88,411 1,675,388
CareTrust REIT, Inc. 111,869 3,452,277
CBL & Associates Properties, Inc. 6,896 173,779
Centerspace 9,210 649,029
CTO Realty Growth, Inc. 11,809 224,607
Empire State Realty Trust, Inc., Class A 88,687 982,652
Essential Properties Realty Trust, Inc. 100,913 3,446,179
Four Corners Property Trust, Inc. 34,072 998,650
Independence Realty Trust, Inc. 179,715 3,684,158
Innovative Industrial Properties, Inc. 11,960 1,609,816
LTC Properties, Inc. 24,170 886,797
National Health Investors, Inc. 12,020 1,010,401
NexPoint Residential Trust, Inc. 8,912 392,217
PennyMac Mortgage Investment Trust 96,892 1,381,680
Ryman Hospitality Properties, Inc. 35,228 3,777,851
SITE Centers Corp. 37,503 2,268,931
Sunstone Hotel Investors, Inc. 162,109 1,672,965
Tanger, Inc. 54,339 1,802,968
Terreno Realty Corp. 48,853 3,264,846
UMH Properties, Inc. 29,474 579,754
Uniti Group, Inc. 142,434 803,328
Universal Health Realty Income Trust 4,525 207,019
Urban Edge Properties 78,330 1,675,479
Whitestone REIT 29,815 403,397
$ 39,640,519
Retail - 4 .95%
Abercrombie & Fitch Co., Class A
(a)
26,880 3,760,512
American Eagle Outfitters, Inc. 160,577 3,595,319
Boot Barn Holdings, Inc.
(a)
24,439 4,088,156
Brinker International, Inc.
(a)
62,160 4,757,105
Buckle, Inc. 13,835 608,325
Caleres, Inc. 18,211 601,873
Cheesecake Factory, Inc. 33,718 1,367,265
FirstCash Holdings, Inc. 34,911 4,007,783
GMS, Inc.
(a)
25,451 2,305,097
Group 1 Automotive, Inc. 3,871 1,482,748
La-Z-Boy, Inc. 18,486 793,604
Patrick Industries, Inc. 5,905 840,695
PC Connection, Inc. 3,502 264,156
PriceSmart, Inc. 6,474 594,184
Sally Beauty Holdings, Inc.
(a)
45,876 622,537
Shoe Carnival, Inc. 8,487 372,155
Urban Outfitters, Inc.
(a)
61,586 2,359,359
$ 32,420,873
Savings & Loans - 1 .08%
Axos Financial, Inc.
(a)
65,426 4,113,987
WaFd, Inc. 46,625 1,624,881
WSFS Financial Corp. 26,936 1,373,467
$ 7,112,335
Semiconductors - 1 .79%
Axcelis Technologies, Inc.
(a)
26,563 2,785,131
Impinj, Inc.
(a)
17,736 3,840,199

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Semiconductors (continued)
Photronics, Inc.
(a)
23,773 $ 588,619
Rambus, Inc.
(a)
72,907 3,078,133
Veeco Instruments, Inc.
(a)
43,163 1,429,990
$ 11,722,072
Software - 5 .72%
8x8, Inc.
(a)
22,618 46,141
ACI Worldwide, Inc.
(a)
28,730 1,462,357
Agilysys, Inc.
(a)
10,301 1,122,500
Alkami Technology, Inc.
(a)
23,605 744,502
Altair Engineering, Inc., Class A
(a)
26,715 2,551,550
AvePoint, Inc.
(a)
55,990 659,002
Blackbaud, Inc.
(a)
8,914 754,837
BlackLine, Inc.
(a)
45,702 2,520,008
Box, Inc., Class A
(a)
71,327 2,334,533
Clear Secure, Inc., Class A 42,148 1,396,785
Clearwater Analytics Holdings, Inc., Class A
(a)
70,692 1,784,973
CommVault Systems, Inc.
(a)
16,658 2,562,833
Daily Journal Corp.
(a)
518 253,872
Definitive Healthcare Corp.
(a)
36,364 162,547
DigitalOcean Holdings, Inc.
(a)
56,037 2,263,334
Envestnet, Inc.
(a),(c)
33,579 2,102,717
Evolent Health, Inc., Class A
(a)
46,654 1,319,375
GigaCloud Technology, Inc., Class A
(a),(c)
60,584 1,392,220
Immersion Corp. 47,524 423,914
Innodata, Inc.
(a),(c)
16,077 269,611
N-able, Inc.
(a)
33,157 433,030
Privia Health Group, Inc.
(a)
38,163 694,948
Progress Software Corp. 17,486 1,178,032
PubMatic, Inc., Class A
(a)
19,048 283,244
Sapiens International Corp. NV 6,907 257,424
SEMrush Holdings, Inc., Class A
(a)
25,527 401,029
Simulations Plus, Inc. 10,536 337,363
SolarWinds Corp. 25,897 337,956
SPS Commerce, Inc.
(a)
8,621 1,673,940
Vertex, Inc., Class A
(a)
42,607 1,640,796
Vimeo, Inc.
(a)
48,005 242,425
Yext, Inc.
(a)
44,449 307,587
Zeta Global Holdings Corp., Class A
(a)
119,447 3,563,104
$ 37,478,489
Telecommunications - 0 .49%
A10 Networks, Inc. 39,400 568,936
IDT Corp., Class B 4,317 164,780
InterDigital, Inc. 17,464 2,473,426
$ 3,207,142
Transportation - 1 .80%
Ardmore Shipping Corp. 28,507 515,977
Costamare, Inc. 56,032 880,823
DHT Holdings, Inc. 89,181 983,666
Dorian LPG Ltd. 27,533 947,686
International Seaways, Inc. 25,764 1,328,392
Matson, Inc. 17,680 2,521,522
Safe Bulkers, Inc. 60,042 311,017
Scorpio Tankers, Inc. 38,133 2,718,883
Teekay Corp.
(a)
23,953 220,368
Teekay Tankers Ltd., Class A 12,757 743,095
World Kinect Corp. 20,661 638,631
$ 11,810,060
TOTAL COMMON STOCKS a $ 653,600,100
INVESTMENT COMPANIES - 0 .71 % Shares Held Value
Money Market Funds - 0 .71% - —
Principal Government Money Market Fund,
Class R-6 4.91%
(d),(e),(f)
3,093,388 $ 3,093,388
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(d)
1,587,691 1,587,691
TOTAL INVESTMENT COMPANIES a $ 4,681,079
Total Investments $ 658,281,179
Other Assets and Liabilities - (0.44%) (2,864,686)
TOTAL NET ASSETS - 100.00% $ 655,416,493
(a)
Non-income producing security.
(b)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $2,988,135 or 0.46% of net assets.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,093,388 or 0.47% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2024 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
September 30, 2024
Value
Principal Government Money Market Fund, Class R-6 4.91% $ 1,899,837 $ 7,666,410 $ 6,472,859 $ 3,093,388
$ 1,899,837 $ 7,666,410 $ 6,472,859 $ 3,093,388
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.91% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .49 % Shares Held Value
Aerospace & Defense - 2 .03% - —
Lockheed Martin Corp. 1,283 $ 749,990
RTX Corp. 6,629 803,170
$ 1,553,160
Agriculture - 1 .60%
Altria Group, Inc. 12,688 647,595
Archer-Daniels-Midland Co. 9,643 576,073
$ 1,223,668
Apparel - 1 .77%
NIKE, Inc., Class B 8,557 756,439
Ralph Lauren Corp. 3,110 602,936
$ 1,359,375
Banks - 5 .46%
Bank of New York Mellon Corp. 9,234 663,555
Fifth Third Bancorp 14,032 601,131
Morgan Stanley 7,524 784,302
PNC Financial Services Group, Inc. 3,657 675,997
Regions Financial Corp. 25,216 588,289
Wells Fargo & Co. 15,449 872,714
$ 4,185,988
Beverages - 0 .73%
Molson Coors Beverage Co., Class B 9,736 560,015
Building Materials - 0 .98%
Trane Technologies PLC 1,922 747,139
Chemicals - 4 .01%
CF Industries Holdings, Inc. 6,996 600,257
DuPont de Nemours, Inc. 7,320 652,285
Eastman Chemical Co. 5,609 627,927
LyondellBasell Industries NV, Class A 6,043 579,524
PPG Industries, Inc. 4,595 608,654
$ 3,068,647
Commercial Services - 0 .95%
Automatic Data Processing, Inc. 2,634 728,907
Computers - 7 .62%
Accenture PLC, Class A 2,573 909,504
Apple, Inc. 13,150 3,063,950
Cognizant Technology Solutions Corp., Class A 7,734 596,910
Hewlett Packard Enterprise Co. 32,115 657,073
HP, Inc. 16,946 607,853
$ 5,835,290
Diversified Financial Services - 5 .03%
American Express Co. 3,093 838,822
Ameriprise Financial, Inc. 1,382 649,277
Discover Financial Services 4,491 630,042
Franklin Resources, Inc. 28,019 564,583
Nasdaq, Inc. 7,978 582,474
Synchrony Financial 11,750 586,090
$ 3,851,288
Electronics - 0 .77%
Allegion PLC 4,056 591,121
Environmental Control - 0 .82%
Pentair PLC 6,453 631,039
Food - 5 .38%
General Mills, Inc. 7,913 584,375
Hershey Co. 2,871 550,600
Hormel Foods Corp. 16,638 527,425
Kroger Co. 11,140 638,322
McCormick & Co., Inc. 6,756 556,019
Mondelez International, Inc., Class A 9,231 680,048
Sysco Corp. 7,493 584,903
$ 4,121,692
Hand & Machine Tools - 0 .77%
Snap-on, Inc. 2,029 587,822
Healthcare - Services - 0 .89%
Cigna Group 1,964 680,408
Household Products & Wares - 0 .76%
Kimberly-Clark Corp. 4,119 586,051
Insurance - 8 .89%
American International Group, Inc. 8,377 613,448
Assurant, Inc. 2,818 560,387
Chubb Ltd. 2,505 722,417
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Cincinnati Financial Corp. 4,140 $ 563,537
Everest Group Ltd. 1,443 565,410
Hartford Financial Services Group, Inc. 5,070 596,283
Marsh & McLennan Cos., Inc. 3,130 698,272
MetLife, Inc. 8,058 664,624
Prudential Financial, Inc. 5,221 632,263
Travelers Cos., Inc. 2,610 611,053
Willis Towers Watson PLC 1,972 580,813
$ 6,808,507
Internet - 0 .82%
eBay, Inc. 9,701 631,632
Iron & Steel - 0 .82%
Steel Dynamics, Inc. 4,981 628,004
Machinery - Construction & Mining - 1 .23%
Caterpillar, Inc. 2,401 939,079
Machinery - Diversified - 3 .41%
Deere & Co. 1,812 756,202
Nordson Corp. 2,243 589,079
Otis Worldwide Corp. 6,403 665,528
Rockwell Automation, Inc. 2,241 601,619
$ 2,612,428
Media - 1 .83%
Comcast Corp., Class A 19,723 823,830
Fox Corp., Class A 13,631 577,000
$ 1,400,830
Miscellaneous Manufacturers - 1 .72%
A.O. Smith Corp. 7,042 632,583
Illinois Tool Works, Inc. 2,625 687,934
$ 1,320,517
Oil & Gas - 8 .50%
Chevron Corp. 6,586 969,920
Diamondback Energy, Inc. 3,214 554,094
EQT Corp. 17,222 631,014
Exxon Mobil Corp. 11,889 1,393,629
Marathon Oil Corp. 20,613 548,924
Marathon Petroleum Corp. 3,732 607,980
Occidental Petroleum Corp. 11,193 576,887
Phillips 66 4,783 628,726
Valero Energy Corp. 4,444 600,073
$ 6,511,247
Oil & Gas Services - 2 .39%
Baker Hughes Co. 17,104 618,310
Halliburton Co. 19,831 576,090
Schlumberger NV 15,233 639,024
$ 1,833,424
Pharmaceuticals - 1 .88%
Bristol-Myers Squibb Co. 14,199 734,656
CVS Health Corp. 11,251 707,463
$ 1,442,119
Pipelines - 0 .76%
Targa Resources Corp. 3,941 583,307
REITs - 7 .64%
Alexandria Real Estate Equities, Inc. 4,780 567,625
AvalonBay Communities, Inc. 2,581 581,370
Camden Property Trust 4,482 553,662
Essex Property Trust, Inc. 1,869 552,140
Invitation Homes, Inc. 15,568 548,928
Mid-America Apartment Communities, Inc. 3,488 554,243
Prologis, Inc. 5,673 716,387
SBA Communications Corp. 2,379 572,625
Simon Property Group, Inc. 3,719 628,585
VICI Properties, Inc. 17,394 579,394
$ 5,854,959
Retail - 6 .00%
Bath & Body Works, Inc. 18,784 599,585
Darden Restaurants, Inc. 3,536 580,364
Genuine Parts Co. 4,144 578,834
Home Depot, Inc. 3,062 1,240,722
Lowe's Cos., Inc. 3,102 840,177

Schedule of Investments
Principal Value ETF
September 30, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Retail (continued)
TJX Cos., Inc. 6,424 $ 755,077
$ 4,594,759
Semiconductors - 7 .18%
Broadcom, Inc. 10,834 1,868,865
NVIDIA Corp. 18,112 2,199,521
QUALCOMM, Inc. 5,157 876,948
Skyworks Solutions, Inc. 5,588 551,927
$ 5,497,261
Software - 5 .19%
Broadridge Financial Solutions, Inc. 2,725 585,957
Microsoft Corp. 6,446 2,773,714
Paychex, Inc. 4,580 614,590
$ 3,974,261
Transportation - 1 .66%
CSX Corp. 19,124 660,352
FedEx Corp. 2,248 615,232
$ 1,275,584
TOTAL COMMON STOCKS a $ 76,219,528
INVESTMENT COMPANIES - 0 .34 % Shares Held Value
Money Market Funds - 0 .34% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.95%
(a)
263,425 $ 263,425
TOTAL INVESTMENT COMPANIES a $ 263,425
Total Investments $ 76,482,953
Other Assets and Liabilities - 0.17% 128,839
TOTAL NET ASSETS - 100.00% $ 76,611,792
(a)
1-day yield shown as of period end.

Principal Exchange-Traded Funds
September 30, 2024 (unaudited)
1. Security Valuation
The Funds may invest in series of Principal Funds, Inc. (an affiliate of the Advisor) and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing net asset value (“NAV”) per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the
Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in
American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
2. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage- backed securities and municipal bonds.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.

Principal Exchange-Traded Funds
September 30, 2024 (unaudited)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of September 30, 2024, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Bonds
*
$ — $ 209,261,057 $ — $ 209,261,057
Senior Floating Rate Interests
*
— 13,403,191 — 13,403,191
Investment Companies
*
17,557,572 — — 17,557,572
Total investments in securities $ 17,557,572 $ 222,664,248 $ — $ 240,221,820
Principal Focused Blue Chip ETF
Common Stocks
*
81,679,301 — — 81,679,301
Investment Companies
*
474,050 — — 474,050
Total investments in securities $ 82,153,351 $ — $ — $ 82,153,351
Principal Investment Grade Corporate Active ETF
Bonds
*
— 88,200,855 — 88,200,855
Investment Companies
*
2,553,582 — — 2,553,582
Total investments in securities $ 2,553,582 $ 88,200,855 $ — $ 90,754,437
Derivative Assets
Interest Rate Contracts
Futures
**
13,398 — — 13,398
Derivative Liabilities
Interest Rate Contracts
Futures
**
(49,918) — — (49,918)
Principal Quality ETF
Common Stocks
*
56,768,350 — — 56,768,350
2. Fair Valuation (continued)

Principal Exchange-Traded Funds
September 30, 2024 (unaudited)
The Funds’ Schedules of Investments for the period ended September 30, 2024 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Quality ETF (continued)
Investment Companies
*
$ 179,212 $ — $ — $ 179,212
Total investments in securities $ 56,947,562 $ — $ — $ 56,947,562
Principal Real Estate Active Opportunities ETF
Common Stocks
*
12,788,592 — — 12,788,592
Investment Companies
*
115,907 — — 115,907
Total investments in securities $ 12,904,499 $ — $ — $ 12,904,499
Principal Spectrum Preferred Securities Active ETF
Bonds
*
— 946,678,746 — 946,678,746
Investment Companies
*
21,425,258 — — 21,425,258
Total investments in securities $ 21,425,258 $ 946,678,746 $ — $ 968,104,004
Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks
*
2,702,908 — — 2,702,908
Bonds
*
— 33,869,842 — 33,869,842
Investment Companies
*
535,252 — — 535,252
Total investments in securities $ 3,238,160 $ 33,869,842 $ — $ 37,108,002
Principal U.S. Mega-Cap ETF
Common Stocks
*
2,535,262,264 — — 2,535,262,264
Investment Companies
*
6,969,007 — — 6,969,007
Total investments in securities $ 2,542,231,271 $ — $ — $ 2,542,231,271
Principal U.S. Small-Cap ETF
Common Stocks
Basic Materials 21,229,281 — — 21,229,281
Communications 27,453,826 — — 27,453,826
Consumer, Cyclical 76,972,057 — — 76,972,057
Consumer, Non-cyclical 148,990,809 — 3,863 148,994,672
Energy 29,875,872 — — 29,875,872
Financial 148,864,119 — — 148,864,119
Government 550,641 — — 550,641
Industrial 116,105,497 — — 116,105,497
Technology 64,985,205 — — 64,985,205
Utilities 18,568,930 — — 18,568,930
Investment Companies
*
4,681,079 — — 4,681,079
Total investments in securities $ 658,277,316 $ — $ 3,863 $ 658,281,179
Principal Value ETF
Common Stocks
*
76,219,528 — — 76,219,528
Investment Companies
*
263,425 — — 263,425
Total investments in securities $ 76,482,953 $ — $ — $ 76,482,953
* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
** Futures are presented at the unrealized appreciation (depreciation) of the instrument.
2. Fair Valuation (continued)